UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	1.01%
Actual		$ 1,000.00	$ 1,072.50	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Class T	1.24%
Actual		$ 1,000.00	$ 1,071.60	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.85%
Actual		$ 1,000.00	$ 1,068.30	$ 9.49
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.77%
Actual		$ 1,000.00	$ 1,068.80	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,073.80	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	1.8	1.3
JPMorgan Chase & Co.	1.4	1.7
Procter & Gamble Co.	1.2	0.8
Wells Fargo & Co.	1.0	1.1
Pfizer Inc.	1.0	1.0
	6.4
Top Five Bond Issuers as of February 28, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.8	10.3
Fannie Mae	10.9	10.2
Freddie Mac	2.2	2.1
Government National Mortgage Association	1.7	1.6
Wachovia Bank Commercial Mortgage Trust	0.6	0.5
	26.2
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.0	14.0
Information Technology	11.2	10.9
Energy	7.8	7.6
Consumer Staples	7.3	7.3
Health Care	7.3	8.2
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Stocks and Equity Futures 58.8%	Stocks and Equity Futures 58.5%
Bonds 42.8%	Bonds 43.4%
Other Government Related† 0.2%	Other Government Related† 0.2%
Convertible Securities 0.1%	Convertible Securities 0.3%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (2.2)%	Short-Term Investments and Net Other Assets*** (2.7)%

* Foreign investments	10.2%	** Foreign investments	12.0%
† Includes FDIC Guaranteed Corporate Securities
***Short-term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
BorgWarner, Inc.	18,000	$ 674
Johnson Controls, Inc.	70,500	2,193
TRW Automotive Holdings Corp. (a)	14,675	394
		3,261
Automobiles - 0.4%
Ford Motor Co. (a)	214,043	2,513
Harley-Davidson, Inc.	41,000	1,009
		3,522
Distributors - 0.1%
Li & Fung Ltd.	135,000	628
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	72,083	1,049
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp. (a)	34,300	570
Royal Caribbean Cruises Ltd. (a)	25,100	710
Starwood Hotels & Resorts Worldwide, Inc.	31,700	1,227
		2,507
Household Durables - 0.3%
Black & Decker Corp.	9,766	708
D.R. Horton, Inc.	48,400	598
M.D.C. Holdings, Inc.	18,169	622
Newell Rubbermaid, Inc.	52,400	721
		2,649
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	15,117	1,790
Expedia, Inc.	36,462	811
		2,601
Leisure Equipment & Products - 0.0%
Brunswick Corp.	23,974	277
Media - 1.9%
Central European Media Enterprises Ltd. Class A (a)	3,200	86
Comcast Corp. Class A	176,364	2,899
DIRECTV (a)	71,800	2,430
Discovery Communications, Inc. (a)	18,500	576
DISH Network Corp. Class A	42,116	841
DreamWorks Animation SKG, Inc. Class A (a)	12,452	541
Liberty Global, Inc. Class A (a)	25,900	696
McGraw-Hill Companies, Inc.	46,135	1,578
The Walt Disney Co.	157,200	4,911
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	44,076	$ 2,058
Viacom, Inc. Class B (non-vtg.) (a)	81,944	2,430
		19,046
Multiline Retail - 0.3%
Target Corp.	66,500	3,426
Specialty Retail - 1.6%
Best Buy Co., Inc.	79,717	2,910
Home Depot, Inc.	144,800	4,518
Indigo Books & Music, Inc.	8,500	141
Inditex SA	13,223	780
Lowe's Companies, Inc.	144,700	3,431
Ross Stores, Inc.	14,479	708
Sally Beauty Holdings, Inc. (a)	70,200	575
Tiffany & Co., Inc.	14,700	653
TJX Companies, Inc.	47,600	1,982
Urban Outfitters, Inc. (a)	18,000	580
		16,278
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	4,986	540
Ports Design Ltd.	147,000	362
		902
TOTAL CONSUMER DISCRETIONARY		56,146
CONSUMER STAPLES - 6.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	30,861	1,545
Coca-Cola Enterprises, Inc.	42,183	1,078
Coca-Cola FEMSA SAB de CV sponsored ADR	5,462	351
Coca-Cola Icecek AS	20,254	189
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,580	347
Constellation Brands, Inc. Class A (sub. vtg.) (a)	113,216	1,703
Diageo PLC sponsored ADR	11,973	782
Dr Pepper Snapple Group, Inc.	32,644	1,036
Embotelladora Andina SA sponsored ADR	17,139	336
Molson Coors Brewing Co. Class B	51,883	2,095
PepsiCo, Inc.	64,660	4,039
The Coca-Cola Co.	106,195	5,599
		19,100
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc. (a)	27,020	$ 977
CVS Caremark Corp.	132,834	4,483
Kroger Co.	42,255	934
Safeway, Inc.	91,999	2,293
Wal-Mart Stores, Inc.	68,582	3,708
Walgreen Co.	120,065	4,231
		16,626
Food Products - 0.7%
Archer Daniels Midland Co.	37,533	1,102
Ausnutria Dairy Hunan Co. Ltd. Class H	232,000	165
Bunge Ltd.	2,757	164
Dean Foods Co. (a)	89,734	1,309
Green Mountain Coffee Roasters, Inc. (a)	8,420	711
Nestle SA (Reg.)	36,275	1,805
Unilever NV (NY Shares)	45,318	1,364
Viterra, Inc. (a)	18,100	167
		6,787
Household Products - 1.4%
Colgate-Palmolive Co.	10,363	860
Energizer Holdings, Inc. (a)	17,500	1,014
Procter & Gamble Co.	186,552	11,805
		13,679
Personal Products - 0.2%
Avon Products, Inc.	82,488	2,511
Tobacco - 0.8%
Altria Group, Inc.	119,356	2,401
British American Tobacco PLC sponsored ADR	50,592	3,435
Philip Morris International, Inc.	48,090	2,355
Souza Cruz Industria Comerico	4,950	169
		8,360
TOTAL CONSUMER STAPLES		67,063
ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	57,864	2,773
BJ Services Co.	30,500	666
Ensco International Ltd. ADR	28,366	1,253
Exterran Holdings, Inc. (a)	27,504	626
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	66,400	$ 2,002
Helmerich & Payne, Inc.	7,215	292
Nabors Industries Ltd. (a)	20,047	442
National Oilwell Varco, Inc.	22,088	960
Noble Corp.	6,200	262
Pride International, Inc. (a)	59,000	1,651
Saipem SpA	34,112	1,128
Schlumberger Ltd.	2,600	159
Smith International, Inc.	30,552	1,252
Transocean Ltd. (a)	16,693	1,332
Weatherford International Ltd. (a)	102,075	1,704
		16,502
Oil, Gas & Consumable Fuels - 4.8%
Alpha Natural Resources, Inc. (a)	8,900	409
Anadarko Petroleum Corp.	24,061	1,687
Arch Coal, Inc.	57,650	1,297
Arena Resources, Inc. (a)	8,613	357
BG Group PLC	154,191	2,693
BP PLC	43,700	385
Cabot Oil & Gas Corp.	10,100	405
Canadian Natural Resources Ltd.	6,300	424
Chesapeake Energy Corp.	50,656	1,346
Chevron Corp.	112,317	8,121
China Shenhua Energy Co. Ltd. (H Shares)	57,500	247
Concho Resources, Inc. (a)	29,263	1,359
Denbury Resources, Inc. (a)	89,750	1,264
Ellora Energy, Inc. (a)(e)	106,700	811
EXCO Resources, Inc.	17,139	324
Frontier Oil Corp.	50,983	632
InterOil Corp. (a)	5,400	339
Marathon Oil Corp.	53,382	1,545
Occidental Petroleum Corp.	32,769	2,617
Peabody Energy Corp.	7,400	340
Petrobank Energy & Resources Ltd. (a)	23,900	1,237
Petrohawk Energy Corp. (a)	88,065	1,885
Plains Exploration & Production Co. (a)	43,836	1,438
Range Resources Corp.	9,750	493
Royal Dutch Shell PLC Class B ADR	106,900	5,625
Southwestern Energy Co. (a)	52,203	2,221
Suncor Energy, Inc.	93,680	2,707
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.	68,700	$ 1,256
Ultra Petroleum Corp. (a)	16,697	764
Whiting Petroleum Corp. (a)	19,258	1,441
Williams Companies, Inc.	15,800	340
XTO Energy, Inc.	34,800	1,590
		47,599
TOTAL ENERGY		64,101
FINANCIALS - 9.3%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	38,943	1,559
Bank of New York Mellon Corp.	105,337	3,004
Broadpoint Gleacher Securities Group, Inc. (a)	68,708	276
Charles Schwab Corp.	22,500	412
Evercore Partners, Inc. Class A	6,500	196
Invesco Ltd.	54,200	1,062
Janus Capital Group, Inc.	26,848	336
Morgan Stanley	153,131	4,315
Nomura Holdings, Inc.	84,900	625
TD Ameritrade Holding Corp. (a)	17,000	297
		12,082
Commercial Banks - 2.3%
East West Bancorp, Inc. (a)(p)	21,848	344
Huntington Bancshares, Inc.	146,163	703
PNC Financial Services Group, Inc.	110,978	5,966
Regions Financial Corp.	123,400	833
Sumitomo Mitsui Financial Group, Inc.	115,900	3,727
SunTrust Banks, Inc.	51,950	1,237
Wells Fargo & Co.	375,398	10,263
		23,073
Consumer Finance - 0.5%
American Express Co.	77,083	2,944
Capital One Financial Corp.	33,100	1,250
Discover Financial Services	77,941	1,064
Promise Co. Ltd. (a)	31,750	243
		5,501
Diversified Financial Services - 2.8%
Bank of America Corp.	384,485	6,406
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,611,000	$ 5,477
CME Group, Inc.	4,199	1,267
JPMorgan Chase & Co.	338,796	14,219
NBH Holdings Corp. Class A (a)(e)	28,500	549
		27,918
Insurance - 1.7%
ACE Ltd.	6,711	335
Allstate Corp.	77,500	2,422
Berkshire Hathaway, Inc. Class B (a)	26,291	2,107
Conseco, Inc. (a)	149,057	742
Genworth Financial, Inc. Class A (a)	52,100	830
MetLife, Inc.	162,146	5,900
Progressive Corp.	96,794	1,660
Protective Life Corp.	35,300	648
Sony Financial Holdings, Inc.	205	597
The First American Corp.	30,174	973
Unum Group	28,300	589
		16,803
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc. (d)	9,600	495
ProLogis Trust	157,586	2,031
Public Storage	1,600	132
SL Green Realty Corp.	10,500	536
Sunstone Hotel Investors, Inc. (a)	36,384	325
U-Store-It Trust	67,345	438
		3,957
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA (a)	54,500	703
Forestar Group, Inc. (a)	14,500	257
Indiabulls Real Estate Ltd. (a)	194,553	676
		1,636
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	72,100	779
People's United Financial, Inc.	62,700	989
Washington Mutual, Inc. (a)	130,000	34
		1,802
TOTAL FINANCIALS		92,772
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.1%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	8,700	$ 263
AMAG Pharmaceuticals, Inc. (a)	4,800	183
Amgen, Inc. (a)	33,120	1,875
Biogen Idec, Inc. (a)	49,100	2,701
BioMarin Pharmaceutical, Inc. (a)	31,800	636
Genzyme Corp. (a)	40,928	2,341
Gilead Sciences, Inc. (a)	21,586	1,028
Human Genome Sciences, Inc. (a)	14,100	397
		9,424
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	12,720	1,066
CareFusion Corp. (a)	46,800	1,181
Covidien PLC	67,641	3,323
Edwards Lifesciences Corp. (a)	17,807	1,635
ev3, Inc. (a)	39,898	581
Fisher & Paykel Healthcare Corp.	23,015	55
Mako Surgical Corp. (a)	40,711	539
Quidel Corp. (a)	42,770	559
Stryker Corp.	23,000	1,221
William Demant Holding AS (a)	10,251	731
		10,891
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	8,700	296
CIGNA Corp.	52,139	1,786
Community Health Systems, Inc. (a)	5,267	181
Express Scripts, Inc. (a)	32,965	3,165
Health Net, Inc. (a)	32,450	749
Henry Schein, Inc. (a)	27,100	1,540
Medco Health Solutions, Inc. (a)	63,014	3,985
Sinopharm Group Co. Ltd. Class H	42,400	191
UnitedHealth Group, Inc.	113,569	3,845
		15,738
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	28,700	513
Life Sciences Tools & Services - 0.4%
Covance, Inc. (a)	18,500	1,047
Illumina, Inc. (a)	29,659	1,077
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	16,555	$ 840
QIAGEN NV (a)	48,830	1,065
		4,029
Pharmaceuticals - 3.0%
Abbott Laboratories	64,178	3,484
Allergan, Inc.	43,452	2,539
Johnson & Johnson	32,377	2,040
King Pharmaceuticals, Inc. (a)	70,981	799
Merck & Co., Inc.	246,678	9,097
Novo Nordisk AS Series B	12,420	877
Pfizer, Inc.	572,181	10,042
Shire PLC sponsored ADR	18,500	1,194
		30,072
TOTAL HEALTH CARE		70,667
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.2%
Goodrich Corp.	15,800	1,037
Precision Castparts Corp.	11,779	1,328
Raytheon Co.	48,172	2,709
The Boeing Co.	34,400	2,173
United Technologies Corp.	71,869	4,934
		12,181
Air Freight & Logistics - 0.3%
FedEx Corp.	29,600	2,509
Airlines - 0.1%
Delta Air Lines, Inc. (a)	16,845	218
Southwest Airlines Co.	102,321	1,287
		1,505
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	11,144	410
Masco Corp.	57,379	767
Owens Corning (a)	20,844	490
		1,667
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	7,082	275
Quanta Services, Inc. (a)	57,600	1,094
		1,369
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	35,120	$ 1,593
Regal-Beloit Corp.	26,865	1,516
Saft Groupe SA	11,500	421
		3,530
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	13,703	470
General Electric Co.	517,251	8,307
Textron, Inc.	77,000	1,534
Tyco International Ltd.	37,700	1,359
		11,670
Machinery - 1.8%
Caterpillar, Inc.	32,900	1,877
Cummins, Inc.	59,900	3,401
Danaher Corp.	44,600	3,299
Deere & Co.	48,800	2,796
Dover Corp.	16,000	724
Eaton Corp.	39,300	2,677
Ingersoll-Rand Co. Ltd.	34,800	1,110
Navistar International Corp. (a)	25,300	991
Timken Co.	10,400	273
Toro Co. (d)	16,211	714
Vallourec SA	2,619	500
		18,362
Professional Services - 0.1%
Manpower, Inc.	11,600	598
Monster Worldwide, Inc. (a)	30,115	420
		1,018
Road & Rail - 0.7%
CSX Corp.	51,670	2,452
Hertz Global Holdings, Inc. (a)	56,283	529
Union Pacific Corp.	57,400	3,867
		6,848
TOTAL INDUSTRIALS		60,659
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Aruba Networks, Inc. (a)	58,398	685
Ciena Corp. (a)	74,646	1,070
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	9,300	$ 237
D-Link Corp.	46,000	47
Juniper Networks, Inc. (a)	68,998	1,931
Sycamore Networks, Inc.	48,103	926
		4,896
Computers & Peripherals - 1.2%
Apple, Inc. (a)	11,890	2,433
Hewlett-Packard Co.	39,000	1,981
Lexmark International, Inc. Class A (a)	57,887	1,951
SanDisk Corp. (a)	201,725	5,876
		12,241
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	54,230	1,706
BYD Co. Ltd. (H Shares) (a)	50,000	387
Corning, Inc.	17,578	310
Tyco Electronics Ltd.	44,567	1,142
		3,545
Internet Software & Services - 1.1%
eBay, Inc. (a)	185,200	4,263
Google, Inc. Class A (a)	7,628	4,018
WebMD Health Corp. (a)	63,704	2,744
		11,025
IT Services - 0.1%
Paychex, Inc.	27,400	820
RightNow Technologies, Inc. (a)	10,854	169
		989
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	73,069	2,137
Applied Materials, Inc.	539,722	6,606
ASAT Holdings Ltd. (a)	6,352	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares)	232,134	7,157
ATMI, Inc. (a)	49,390	832
Avago Technologies Ltd.	46,631	846
Broadcom Corp. Class A	3,000	94
Brooks Automation, Inc. (a)	121,500	1,050
Cymer, Inc. (a)	28,379	889
Entegris, Inc. (a)	87,936	394
Inotera Memories, Inc. (a)	2,026,205	1,391
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	268,280	$ 5,508
KLA-Tencor Corp.	124,500	3,627
Kulicke & Soffa Industries, Inc. (a)	75,787	499
Lam Research Corp. (a)	103,400	3,506
Marvell Technology Group Ltd. (a)	202,347	3,909
Micron Technology, Inc. (a)	779,900	7,066
NVIDIA Corp. (a)	74,212	1,202
Photronics, Inc. (a)	51,521	227
Realtek Semiconductor Corp.	124,000	324
Samsung Electronics Co. Ltd.	8,162	5,235
Skyworks Solutions, Inc. (a)	7,000	107
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	401
Varian Semiconductor Equipment Associates, Inc. (a)	43,204	1,300
Xilinx, Inc.	5,200	134
		54,441
Software - 2.1%
BMC Software, Inc. (a)	13,452	496
Citrix Systems, Inc. (a)	18,703	804
Microsoft Corp.	625,359	17,923
Oracle Corp.	77,500	1,910
		21,133
TOTAL INFORMATION TECHNOLOGY		108,270
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	18,296	1,255
Airgas, Inc.	13,700	879
Albemarle Corp.	30,499	1,143
Dow Chemical Co.	97,156	2,750
Monsanto Co.	32,997	2,331
Praxair, Inc.	11,300	849
Solutia, Inc. (a)	40,980	577
The Mosaic Co.	12,781	746
Wacker Chemie AG	4,200	503
		11,033
Construction Materials - 0.0%
HeidelbergCement AG	4,336	221
Martin Marietta Materials, Inc.	1,900	151
		372
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Ball Corp.	7,900	$ 427
Boise, Inc. (a)	8,000	38
Owens-Illinois, Inc. (a)	26,300	780
Pactiv Corp. (a)	1,600	40
Rexam PLC	80,800	344
Temple-Inland, Inc.	5,669	106
		1,735
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	9,400	410
AngloGold Ashanti Ltd. sponsored ADR	47,188	1,717
Commercial Metals Co.	14,209	233
Freeport-McMoRan Copper & Gold, Inc.	22,900	1,721
Globe Specialty Metals, Inc.	76,400	784
Ivanhoe Mines Ltd. (a)	18,200	291
Nucor Corp.	16,600	687
		5,843
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	20,500	828
TOTAL MATERIALS		19,811
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc.	1,130,495	5,155
Verizon Communications, Inc.	109,314	3,162
		8,317
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	25,500	1,137
American Tower Corp. Class A (a)	92,164	3,932
Clearwire Corp.:
rights 6/21/10 (a)	144,501	42
Class A (a)	144,501	919
NII Holdings, Inc. (a)	72,606	2,717
Sprint Nextel Corp. (a)	175,500	584
		9,331
TOTAL TELECOMMUNICATION SERVICES		17,648
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	73,804	$ 2,481
Energias de Portugal SA	96,600	354
Entergy Corp.	40,598	3,084
FirstEnergy Corp.	65,872	2,546
		8,465
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	40,500	473
Constellation Energy Group, Inc.	63,598	2,230
		2,703
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	166,308	2,225
CMS Energy Corp.	91,489	1,397
PG&E Corp.	106,266	4,455
TECO Energy, Inc.	81,529	1,250
		9,327
TOTAL UTILITIES		20,495
TOTAL COMMON STOCKS (Cost $523,057)		577,632
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50%	1,700	206
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (a)(p)	377	643
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS		849
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	4,100	$ 206
TOTAL PREFERRED STOCKS (Cost $829)		1,055
Nonconvertible Bonds - 7.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	$ 100	88
6.375% 6/15/14	1,000	1,089
		1,177
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	583
Comcast Corp.:
6.4% 3/1/40	487	496
6.45% 3/15/37	472	484
News America Holdings, Inc. 7.75% 12/1/45	510	599
News America, Inc.:
6.15% 3/1/37	235	235
6.2% 12/15/34	490	494
Time Warner Cable, Inc.:
5% 2/1/20	321	318
5.85% 5/1/17	363	390
6.75% 7/1/18	430	481
Time Warner, Inc. 6.5% 11/15/36	290	307
Viacom, Inc.:
4.375% 9/15/14	757	793
6.125% 10/5/17	310	340
6.75% 10/5/37	105	110
		5,630
TOTAL CONSUMER DISCRETIONARY		6,807
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (e)	$ 319	$ 346
7.75% 1/15/19 (e)	500	602
		948
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	578	529
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	400
6% 2/11/13	470	519
6.125% 2/1/18	296	325
		1,244
Tobacco - 0.2%
Altria Group, Inc.:
9.7% 11/10/18	930	1,170
9.95% 11/10/38	260	344
Philip Morris International, Inc. 4.875% 5/16/13	291	313
Reynolds American, Inc. 7.25% 6/15/37	435	449
		2,276
TOTAL CONSUMER STAPLES		4,997
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
DCP Midstream LLC 9.75% 3/15/19 (e)	172	218
Weatherford International Ltd. 7% 3/15/38	245	256
		474
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	163
Cenovus Energy, Inc.:
5.7% 10/15/19 (e)	116	122
6.75% 11/15/39 (e)	120	132
Duke Capital LLC 6.75% 2/15/32	485	506
Duke Energy Field Services 6.45% 11/3/36 (e)	970	972
Motiva Enterprises LLC:
5.75% 1/15/20 (e)	136	143
6.85% 1/15/40 (e)	510	551
Nakilat, Inc. 6.067% 12/31/33 (e)	515	459
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 757	$ 815
5.875% 3/10/35	355	339
6.4% 5/15/37	290	293
NGPL PipeCo LLC 6.514% 12/15/12 (e)	245	270
Pemex Project Funding Master Trust 0.8553% 12/3/12 (e)(l)	200	197
Petro-Canada:
6.05% 5/15/18	150	162
6.8% 5/15/38	395	434
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	230	232
6.875% 1/20/40	350	357
7.875% 3/15/19	389	447
Plains All American Pipeline LP 6.125% 1/15/17	205	222
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	250	261
5.5% 9/30/14 (e)	250	264
6.332% 9/30/27 (e)	380	389
6.75% 9/30/19 (e)	250	273
Suncor Energy, Inc. 6.1% 6/1/18	385	418
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	358
		8,779
TOTAL ENERGY		9,253
FINANCIALS - 3.7%
Capital Markets - 0.8%
BlackRock, Inc. 6.25% 9/15/17	278	308
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	510
6.75% 10/1/37	365	354
7.5% 2/15/19	849	972
JPMorgan Chase Capital XX 6.55% 9/29/36	235	220
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,980
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	180
6.875% 4/25/18	83	87
Morgan Stanley:
4.75% 4/1/14	220	224
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17	$ 100	$ 102
6% 5/13/14	700	757
6.625% 4/1/18	600	638
7.3% 5/13/19	1,375	1,520
Northern Trust Corp. 5.5% 8/15/13	90	99
UBS AG Stamford Branch 5.75% 4/25/18	475	490
		8,441
Commercial Banks - 0.9%
Bank of America NA 5.3% 3/15/17	1,800	1,771
Barclays Bank PLC:
5% 9/22/16	570	582
5.125% 1/8/20	446	438
Credit Suisse New York Branch:
5% 5/15/13	243	261
5.4% 1/14/20	350	352
5.5% 5/1/14	210	229
6% 2/15/18	610	641
Discover Bank 8.7% 11/18/19	445	480
HBOS PLC 6.75% 5/21/18 (e)	180	166
HSBC Holdings PLC 6.5% 9/15/37	575	590
Lloyds TSB Bank PLC 5.8% 1/13/20 (e)	290	281
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (e)(l)	33	30
PNC Funding Corp.:
3.625% 2/8/15	233	234
6.7% 6/10/19	1,000	1,125
Regions Financial Corp. 7.75% 11/10/14	220	226
Santander Issuances SA Unipersonal 0.6134% 6/20/16 (e)(l)	51	49
Standard Chartered Bank 6.4% 9/26/17 (e)	142	152
Wachovia Bank NA 6.6% 1/15/38	1,000	1,027
		8,634
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	255	306
Capital One Financial Corp.:
5.7% 9/15/11	193	203
7.375% 5/23/14	290	332
Discover Financial Services 6.45% 6/12/17	1,000	967
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.625% 9/15/17	$ 325	$ 340
5.875% 1/14/38	900	836
6% 8/7/19	1,000	1,046
6.375% 11/15/67 (l)	500	445
		4,475
Diversified Financial Services - 0.3%
Bank of America Corp. 5.75% 12/1/17	260	263
Citigroup, Inc.:
5.3% 10/17/12	183	192
5.5% 4/11/13	120	126
6.125% 5/15/18	877	880
6.5% 8/19/13	87	94
8.5% 5/22/19	750	865
International Lease Finance Corp. 5.65% 6/1/14	590	501
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	126	113
		3,034
Insurance - 0.5%
Allstate Corp.:
6.2% 5/16/14	264	297
7.45% 5/16/19	261	307
American International Group, Inc. 8.175% 5/15/68 (l)	305	206
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	300	370
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (e)(l)	508	502
MetLife, Inc.:
6.75% 6/1/16	290	322
7.717% 2/15/19	191	222
Metropolitan Life Global Funding I 5.125% 6/10/14 (e)	255	274
New York Life Insurance Co. 6.75% 11/15/39 (e)	230	248
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	350	419
Pacific LifeCorp 6% 2/10/20 (e)	212	210
Prudential Financial, Inc.:
3.625% 9/17/12	500	513
4.75% 9/17/15	500	517
6.2% 1/15/15	50	55
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 120	$ 138
The Chubb Corp. 5.75% 5/15/18	160	174
		4,774
Real Estate Investment Trusts - 0.2%
Camden Property Trust 5% 6/15/15	293	292
Equity One, Inc. 6.25% 12/15/14	918	947
Federal Realty Investment Trust 5.9% 4/1/20	93	93
UDR, Inc. 5.5% 4/1/14	405	418
		1,750
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	942
5.75% 4/1/12	23	24
Duke Realty LP:
5.4% 8/15/14	210	213
5.95% 2/15/17	43	42
6.25% 5/15/13	275	290
6.5% 1/15/18	285	284
8.25% 8/15/19	125	137
ERP Operating LP:
5.375% 8/1/16	114	118
5.5% 10/1/12	138	148
5.75% 6/15/17	410	425
Liberty Property LP 6.625% 10/1/17	245	251
Mack-Cali Realty LP 5.05% 4/15/10	1,331	1,335
Simon Property Group LP:
4.2% 2/1/15	138	140
6.75% 2/1/40	349	351
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (e)	220	237
		4,937
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	442	441
6.5% 8/1/16	300	322
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 75	$ 84
7.625% 6/1/19	346	391
		1,238
TOTAL FINANCIALS		37,283
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	286
6.25% 6/15/14	158	177
7.25% 6/15/19	102	119
		582
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	339
Bombardier, Inc. 6.3% 5/1/14 (e)	780	801
		1,140
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	478
TOTAL INDUSTRIALS		1,618
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.45% 1/15/20	219	219
5.5% 1/15/40	219	212
		431
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6% 10/1/12	757	819
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (l)	140	140
TOTAL INFORMATION TECHNOLOGY		1,390
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.:
4.85% 8/15/12	$ 350	$ 373
7.6% 5/15/14	591	675
8.55% 5/15/19	911	1,101
		2,149
Metals & Mining - 0.3%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	211	255
9.375% 4/8/19 (e)	292	373
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	274	309
7.125% 7/15/28	346	394
8.95% 5/1/14	266	323
United States Steel Corp. 6.65% 6/1/37	261	220
Vale Overseas Ltd. 6.25% 1/23/17	485	513
		2,387
TOTAL MATERIALS		4,536
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	548	558
6.7% 11/15/13	947	1,079
BellSouth Capital Funding Corp. 7.875% 2/15/30	72	83
Sprint Capital Corp. 6.875% 11/15/28	1,149	870
Telecom Italia Capital SA:
4.95% 9/30/14	757	790
5.25% 10/1/15	20	21
7.2% 7/18/36	375	392
Verizon Communications, Inc.:
6.25% 4/1/37	187	192
6.9% 4/15/38	260	289
		4,274
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (e)	345	361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.875% 10/1/19 (e)	$ 335	$ 351
Sprint Nextel Corp. 6% 12/1/16	105	91
		803
TOTAL TELECOMMUNICATION SERVICES		5,077
UTILITIES - 0.6%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
5.4% 12/15/11	258	276
5.8% 3/15/18	435	472
EDP Finance BV:
4.9% 10/1/19 (e)	100	97
6% 2/2/18 (e)	380	398
Exelon Corp. 4.9% 6/15/15	107	112
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	96
6.05% 8/15/21	214	221
Illinois Power Co. 6.125% 11/15/17	165	178
Nevada Power Co. 6.5% 5/15/18	165	181
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	235	203
Progress Energy, Inc. 6% 12/1/39	454	446
Virginia Electric & Power Co. 5.4% 4/30/18	1,000	1,061
		3,741
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	332
Multi-Utilities - 0.2%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	284
6.5% 9/15/37	295	318
National Grid PLC 6.3% 8/1/16	196	217
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.45% 9/15/20	$ 335	$ 334
6.8% 1/15/19	677	741
		1,894
TOTAL UTILITIES		5,967
TOTAL NONCONVERTIBLE BONDS (Cost $72,811)		77,510
U.S. Government and Government Agency Obligations - 12.3%

Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (f)	1,790	1,826
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
1% 4/4/12	2,714	2,713
1.75% 2/22/13	2,658	2,673
5% 2/16/12	1,140	1,231
Federal Home Loan Bank:
1.625% 11/21/12	765	769
1.625% 3/20/13	440	440
3.625% 5/29/13	3,350	3,551
Freddie Mac:
1.375% 1/9/13	1,397	1,395
2.125% 3/23/12	171	175
5.25% 7/18/11	406	432
Tennessee Valley Authority 5.375% 4/1/56	405	409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,788
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,461	21,869
2.625% 7/15/17	2,084	2,310
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		24,179
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 5/13/10 (i)	$ 700	$ 700
U.S. Treasury Bonds 4.5% 8/15/39	386	383
U.S. Treasury Notes:
1.375% 10/15/12	6,113	6,147
1.75% 3/31/14	2,433	2,418
1.875% 6/15/12	5,380	5,491
2.375% 8/31/14	20,000	20,261
2.625% 7/31/14	18,000	18,443
2.75% 2/15/19	5,000	4,708
3.125% 5/15/19	5,000	4,833
3.375% 6/30/13	13,554	14,379
3.375% 11/15/19	4,750	4,658
TOTAL U.S. TREASURY OBLIGATIONS		82,421
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,548)		122,214
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.5%
4% 3/1/25 (g)	1,150	1,174
4.288% 6/1/36 (l)	22	22
4.5% 3/1/25 (g)	100	104
4.5% 7/1/39 to 2/1/40	4,359	4,413
5% 2/1/22 to 1/1/40	1,840	1,920
5% 3/1/25 (g)	300	316
5% 3/1/40 (g)	100	104
5% 3/1/40 (g)(h)	4,200	4,353
5.5% 1/1/24 to 2/1/40	1,735	1,852
5.5% 3/1/40 (g)(h)	4,900	5,159
5.5% 4/1/40 (g)(h)	4,900	5,152
5.515% 7/1/37 (l)	75	78
6% 2/1/34 to 11/1/35	3,612	3,903
6% 3/1/40 (g)(h)	500	530
6% 4/1/40 (g)(h)	500	531
6% 5/1/40 (g)(h)	500	530
6.5% 9/1/36 to 10/1/37	865	928
6.5% 3/1/40 (g)(h)	400	427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 3/1/40 (g)(h)	$ 1,000	$ 1,067
6.5% 4/1/40 (g)(h)	1,400	1,500
6.5% 5/1/40 (g)	400	428
TOTAL FANNIE MAE		34,491
Freddie Mac - 0.3%
5.681% 10/1/35 (l)	66	70
6% 3/1/40 (g)	750	803
6% 3/1/40 (g)(h)	500	535
6% 3/1/40 (g)	200	214
6.5% 3/1/40 (g)	800	863
TOTAL FREDDIE MAC		2,485
Government National Mortgage Association - 0.0%
4% 3/1/40 (g)	500	493
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,252)		37,469
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (l)	82	32
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (l)	27	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9788% 2/25/34 (l)	6	6
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (l)	11	9
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (l)	8	0*
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (l)	8	0*
Class M5, 0.6188% 4/25/36 (l)	5	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (l)	55	54
Series 2006-C1 Class C1, 0.7088% 10/20/14 (l)	10	0*
Series 2007-A1 Class A, 0.2788% 1/20/15 (l)	143	139
Series 2007-A4 Class A4, 0.2588% 4/22/13 (l)	49	48
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (e)(l)	15	15
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (e)	160	163
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust Series 2009-A: - continued
Class A4, 3% 10/15/15 (e)	$ 160	$ 164
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	7	7
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	44	43
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (l)	5	3
Series 2004-R11 Class M1, 0.8888% 11/25/34 (l)	26	9
Series 2004-R2 Class M3, 0.7788% 4/25/34 (l)	7	1
Series 2005-R2 Class M1, 0.6788% 4/25/35 (l)	93	67
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (l)	2	2
Series 2004-W11 Class M2, 0.9288% 11/25/34 (l)	25	12
Series 2004-W7 Class M1, 0.7788% 5/25/34 (l)	27	13
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (l)	68	22
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0538% 4/25/34 (l)	121	68
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(e)(l)	229	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (e)	300	313
Series 2009-2A Class A3, 2.13% 9/15/13 (e)	300	305
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (l)	99	94
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (l)	17	16
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	240	251
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5219% 4/15/13 (e)(l)	131	131
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,028
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (e)(l)	21	2
Class B, 0.9788% 7/20/39 (e)(l)	12	1
Class C, 1.3288% 7/20/39 (e)(l)	15	0*
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (l)	52	10
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (l)	19	0*
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (l)	8	0*
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (l)	82	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4088% 5/20/17 (e)(l)	$ 8	$ 7
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	10	10
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,007
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (l)	35	2
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (l)	7	2
Series 2004-4 Class M2, 1.0238% 6/25/34 (l)	27	9
Series 2005-3 Class MV1, 0.6488% 8/25/35 (l)	72	66
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (l)	12	11
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	32	33
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (l)	131	131
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	58	59
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (l)	2	2
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (l)	13	5
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (l)	204	65
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (l)	1	0*
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (l)	193	172
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (l)	3	3
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	11
Series 2009-D:
Class A3, 2.17% 10/15/13	200	203
Class A4, 2.98% 8/15/14	200	206
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7819% 6/15/13 (l)	34	33
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7188% 1/25/35 (l)	43	14
Class M4, 0.9088% 1/25/35 (l)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (e)(l)	106	69
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	96	72
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (e)(l)	$ 14	$ 13
Series 2006-2A:
Class A, 0.4119% 11/15/34 (e)(l)	52	39
Class B, 0.5119% 11/15/34 (e)(l)	19	7
Class C, 0.6119% 11/15/34 (e)(l)	31	9
Class D, 0.9819% 11/15/34 (e)(l)	12	2
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (l)	214	214
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (l)	25	24
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (l)	99	47
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (l)	41	2
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (l)	20	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (e)(l)	30	6
Series 2006-3:
Class B, 0.6288% 9/25/46 (e)(l)	30	5
Class C, 0.7788% 9/25/46 (e)(l)	69	9
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5188% 8/25/33 (l)	39	19
Series 2003-5 Class A2, 0.9288% 12/25/33 (l)	1	1
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (l)	9	8
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (l)	91	85
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (l)	41	25
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (l)	56	19
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	200	203
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (l)	56	46
Class MV1, 0.4588% 11/25/36 (l)	46	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (l)	41	34
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (l)	0*	0*
Class 2C, 1.4006% 3/27/42 (l)	43	8
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (e)(l)	12	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 65	$ 66
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (l)	11	8
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	1	1
Class C, 5.691% 10/20/28 (e)	0*	0*
Class D, 6.01% 10/20/28 (e)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (l)	20	1
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (l)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (l)	5	4
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (l)	86	76
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (l)	77	44
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (l)	3	2
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (l)	18	7
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (l)	19	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	150	27
Series 2006-3 Class A1, 0.2588% 9/25/19 (l)	10	10
Series 2006-4:
Class A1, 0.2588% 3/25/25 (l)	26	26
Class D, 1.3288% 5/25/32 (l)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (l)	65	21
Series 2005-D Class M2, 0.6988% 2/25/36 (l)	13	1
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	310	314
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (l)	11	11
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (e)(l)	25	10
Series 2006-1A Class A, 1.6288% 3/20/11 (e)(l)	53	20
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (l)	4	4
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (l)	6	6
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (l)	24	7
Class M4, 1.6788% 9/25/34 (l)	31	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (l)	$ 35	$ 24
Class M3, 0.7888% 1/25/35 (l)	22	10
Class M4, 1.0588% 1/25/35 (l)	67	9
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (l)	79	1
Class M9, 2.1088% 5/25/35 (l)	13	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (e)(l)	94	93
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (l)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (l)	9	8
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (l)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (l)	80	52
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (e)(l)	36	34
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (l)	57	9
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (l)	4	1
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (l)	107	97
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (l)	58	48
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.3319% 6/15/12 (l)	130	130
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (l)	1	1
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (e)(l)	58	3
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	34	36
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (l)	166	164
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	40	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (l)	21	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (e)(l)	317	312
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	$ 400	$ 411
Series 2007-A5A Class A5, 0.9819% 10/15/14 (e)(l)	60	60
Series 2007-C1 Class C1, 0.6319% 5/15/14 (e)(l)	193	193
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)	0*	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (l)	4	4
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (e)(l)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $7,783)		8,522
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (e)(l)	64	26
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	4	1
Class C, 5.6986% 4/10/49 (l)	11	2
Class D, 5.6986% 4/10/49 (l)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (l)	27	24
Series 2004-1 Class 2A2, 3.676% 10/25/34 (l)	46	40
Series 2004-A Class 2A2, 4.4789% 2/25/34 (l)	43	39
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (l)	3	2
Class 2A2, 4.5532% 3/25/34 (l)	16	14
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (l)	112	84
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (l)	75	65
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (l)	16	14
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (l)	75	78
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (l)	73	68
Class A4, 3.0036% 8/25/34 (l)	59	54
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	84	17
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (e)(l)	$ 75	$ 71
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (l)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (l)	81	75
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (l)	10	10
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (l)	2	2
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (l)	71	64
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (e)(l)	129	124
Class C2, 0.7213% 10/18/54 (e)(l)	43	40
Class M2, 0.5013% 10/18/54 (e)(l)	74	68
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (e)(l)	110	100
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (e)(l)	140	133
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8288% 12/20/54 (e)(l)	271	95
Series 2006-2 Class C1, 0.6988% 12/20/54 (l)	242	82
Series 2006-3 Class C2, 0.7288% 12/20/54 (l)	50	18
Series 2006-4:
Class B1, 0.3188% 12/20/54 (l)	169	115
Class C1, 0.6088% 12/20/54 (l)	103	36
Class M1, 0.3988% 12/20/54 (l)	44	27
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (l)	84	29
Class 1M1, 0.3788% 12/20/54 (l)	54	32
Class 2C1, 0.6588% 12/20/54 (l)	38	13
Class 2M1, 0.4788% 12/20/54 (l)	70	42
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (l)	97	34
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (l)	19	9
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (l)	22	18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (l)	18	10
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (l)	$ 10	$ 3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	7	7
Class A3, 5.447% 6/12/47 (l)	142	143
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (l)	90	70
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (l)	112	108
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (l)	82	78
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (l)	203	185
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	34	34
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (e)(l)	18	8
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (l)	57	24
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (l)	75	40
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (e)(l)	9	7
Class C, 0.4219% 6/15/22 (e)(l)	58	37
Class D, 0.4319% 6/15/22 (e)(l)	22	12
Class E, 0.4419% 6/15/22 (e)(l)	35	18
Class F, 0.4719% 6/15/22 (e)(l)	64	30
Class G, 0.5419% 6/15/22 (e)(l)	13	6
Class H, 0.5619% 6/15/22 (e)(l)	27	11
Class J, 0.6019% 6/15/22 (e)(l)	31	11
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (l)	99	86
Series 2005-A2 Class A7, 3.0982% 2/25/35 (l)	81	72
Series 2006-A6 Class A4, 3.6193% 10/25/33 (l)	65	57
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	321	330
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (l)	123	95
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (l)	111	7
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (l)	92	89
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (l)	$ 203	$ 162
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5784% 7/10/35 (e)(l)	48	22
Series 2004-A:
Class B4, 1.4284% 2/10/36 (e)(l)	31	16
Class B5, 1.9284% 2/10/36 (e)(l)	21	11
Series 2004-B:
Class B4, 1.3284% 2/10/36 (e)(l)	14	7
Class B5, 1.7784% 2/10/36 (e)(l)	11	5
Class B6, 2.2284% 2/10/36 (e)(l)	4	1
Series 2004-C:
Class B4, 1.1784% 9/10/36 (e)(l)	19	9
Class B5, 1.5784% 9/10/36 (e)(l)	21	9
Class B6, 1.9784% 9/10/36 (e)(l)	5	2
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	8	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (e)(l)	12	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (l)	2	1
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (e)(l)	3	3
Series 2003-15A Class 4A, 5.3948% 4/25/33 (l)	27	25
Series 2003-20 Class 1A1, 5.5% 7/25/33	29	29
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (l)	148	79
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (l)	0*	0*
Series 2003-AR8 Class A, 2.8492% 8/25/33 (l)	50	46
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (l)	132	113
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (l)	45	42
Series 2004-H Class A1, 4.5283% 6/25/34 (l)	97	95
Series 2004-W Class A9, 2.9948% 11/25/34 (l)	120	111
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (l)	107	102
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (l)	158	142
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (l)	95	83
TOTAL PRIVATE SPONSOR		4,477
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 35	$ 38
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,536)		4,515
Commercial Mortgage Securities - 2.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (l)	88	94
Class A2, 7.1267% 2/14/43 (l)	55	60
Class A3, 7.1767% 2/14/43 (l)	60	65
Class PS1, 1.5186% 2/14/43 (l)(o)	264	9
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (l)	88	92
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	17	18
Series 2006-5:
Class A1, 5.185% 9/10/47	41	42
Class A2, 5.317% 9/10/47	289	298
Class A3, 5.39% 9/10/47	105	107
Series 2006-6 Class A3, 5.369% 12/10/16	150	154
Series 2007-2 Class A1, 5.421% 4/10/49	13	13
Series 2007-4 Class A3, 5.8113% 2/10/51 (l)	75	77
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	6
Series 2007-3:
Class A3, 5.6579% 6/10/49 (l)	125	128
Class A4, 5.6579% 6/10/49 (l)	156	139
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	9	9
Series 2001-1 Class A4, 5.451% 1/15/49	164	153
Series 2004-2:
Class A3, 4.05% 11/10/38	95	96
Class A4, 4.153% 11/10/38	95	93
Series 2004-4 Class A3, 4.128% 7/10/42	14	14
Series 2005-1 Class A3, 4.877% 11/10/42	160	160
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	42	43
Series 2007-1 Class A2, 5.381% 1/15/49	175	180
Series 2001-3 Class H, 6.562% 4/11/37 (e)	42	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	$ 19	$ 17
Class K, 6.15% 5/11/35 (e)	35	30
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	233	237
Series 2005-6 Class A3, 5.1785% 9/10/47 (l)	135	138
Series 2007-1 Class B, 5.543% 1/15/49	45	13
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (e)(l)	32	27
Class D, 0.5919% 3/15/22 (e)(l)	33	27
Class E, 0.6319% 3/15/22 (e)(l)	27	22
Class F, 0.7019% 3/15/22 (e)(l)	28	21
Class G, 0.7619% 3/15/22 (e)(l)	18	13
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (e)(l)	48	40
Class D, 0.4419% 10/15/19 (e)(l)	59	47
Class E, 0.4719% 10/15/19 (e)(l)	55	42
Class F, 0.5419% 10/15/19 (e)(l)	128	87
Class G, 0.5619% 10/15/19 (e)(l)	49	28
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (e)(l)	4	2
Series 2004-1:
Class A, 0.5888% 4/25/34 (e)(l)	53	41
Class B, 2.1288% 4/25/34 (e)(l)	6	3
Class M1, 0.7888% 4/25/34 (e)(l)	5	3
Class M2, 1.4288% 4/25/34 (e)(l)	4	2
Series 2004-2:
Class A, 0.6588% 8/25/34 (e)(l)	39	28
Class M1, 0.8088% 8/25/34 (e)(l)	9	5
Series 2004-3:
Class A1, 0.5988% 1/25/35 (e)(l)	85	61
Class A2, 0.6488% 1/25/35 (e)(l)	12	8
Class M1, 0.7288% 1/25/35 (e)(l)	15	8
Class M2, 1.2288% 1/25/35 (e)(l)	10	4
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (e)(l)	79	53
Class M1, 0.6588% 8/25/35 (e)(l)	5	2
Class M2, 0.7088% 8/25/35 (e)(l)	8	3
Class M3, 0.7288% 8/25/35 (e)(l)	4	2
Class M4, 0.8388% 8/25/35 (e)(l)	4	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (e)(l)	$ 34	$ 24
Class A2, 0.6288% 11/25/35 (e)(l)	28	17
Class M1, 0.6688% 11/25/35 (e)(l)	4	2
Class M2, 0.7188% 11/25/35 (e)(l)	5	2
Class M3, 0.7388% 11/25/35 (e)(l)	5	2
Class M4, 0.8288% 11/25/35 (e)(l)	6	2
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (e)(l)	80	50
Class B1, 1.6288% 1/25/36 (e)(l)	7	2
Class M1, 0.6788% 1/25/36 (e)(l)	26	13
Class M2, 0.6988% 1/25/36 (e)(l)	8	4
Class M3, 0.7288% 1/25/36 (e)(l)	11	5
Class M4, 0.8388% 1/25/36 (e)(l)	6	2
Class M5, 0.8788% 1/25/36 (e)(l)	6	2
Class M6, 0.9288% 1/25/36 (e)(l)	7	2
Series 2006-1:
Class A2, 0.5888% 4/25/36 (e)(l)	12	7
Class M1, 0.6088% 4/25/36 (e)(l)	4	2
Class M2, 0.6288% 4/25/36 (e)(l)	5	2
Class M3, 0.6488% 4/25/36 (e)(l)	4	1
Class M4, 0.7488% 4/25/36 (e)(l)	2	1
Class M5, 0.7888% 4/25/36 (e)(l)	2	1
Class M6, 0.8688% 4/25/36 (e)(l)	4	1
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (e)(l)	211	144
Class A2, 0.5088% 7/25/36 (e)(l)	11	7
Class B1, 1.0988% 7/25/36 (e)(l)	4	1
Class B3, 2.9288% 7/25/36 (e)(l)	6	2
Class M1, 0.5388% 7/25/36 (e)(l)	12	5
Class M2, 0.5588% 7/25/36 (e)(l)	8	3
Class M3, 0.5788% 7/25/36 (e)(l)	7	3
Class M4, 0.6488% 7/25/36 (e)(l)	5	2
Class M5, 0.6988% 7/25/36 (e)(l)	6	2
Class M6, 0.7688% 7/25/36 (e)(l)	8	3
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (e)(l)	7	1
Class B2, 1.5788% 10/25/36 (e)(l)	5	1
Class B3, 2.8288% 10/25/36 (e)(l)	8	1
Class M4, 0.6588% 10/25/36 (e)(l)	8	2
Class M5, 0.7088% 10/25/36 (e)(l)	10	2
Class M6, 0.7888% 10/25/36 (e)(l)	19	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (e)(l)	$ 34	$ 23
Class A2, 0.4988% 12/25/36 (e)(l)	173	79
Class B1, 0.9288% 12/25/36 (e)(l)	5	1
Class B2, 1.4788% 12/25/36 (e)(l)	6	1
Class B3, 2.6788% 12/25/36 (e)(l)	9	2
Class M1, 0.5188% 12/25/36 (e)(l)	11	4
Class M2, 0.5388% 12/25/36 (e)(l)	7	2
Class M3, 0.5688% 12/25/36 (e)(l)	7	2
Class M4, 0.6288% 12/25/36 (e)(l)	9	2
Class M5, 0.6688% 12/25/36 (e)(l)	8	2
Class M6, 0.7488% 12/25/36 (e)(l)	7	2
Series 2007-1:
Class A2, 0.4988% 3/25/37 (e)(l)	38	23
Class B1, 0.8988% 3/25/37 (e)(l)	12	2
Class B2, 1.3788% 3/25/37 (e)(l)	8	1
Class B3, 3.5788% 3/25/37 (e)(l)	24	3
Class M1, 0.4988% 3/25/37 (e)(l)	11	4
Class M2, 0.5188% 3/25/37 (e)(l)	8	3
Class M3, 0.5488% 3/25/37 (e)(l)	7	2
Class M4, 0.5988% 3/25/37 (e)(l)	6	2
Class M5, 0.6488% 3/25/37 (e)(l)	9	2
Class M6, 0.7288% 3/25/37 (e)(l)	13	3
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (e)(l)	34	22
Class A2, 0.5488% 7/25/37 (e)(l)	32	15
Class B1, 1.8288% 7/25/37 (e)(l)	10	1
Class B2, 2.4788% 7/25/37 (e)(l)	8	1
Class B3, 3.5788% 7/25/37 (e)(l)	9	1
Class M1, 0.5988% 7/25/37 (e)(l)	11	4
Class M2, 0.6388% 7/25/37 (e)(l)	6	2
Class M3, 0.7188% 7/25/37 (e)(l)	6	2
Class M4, 0.8788% 7/25/37 (e)(l)	12	3
Class M5, 0.9788% 7/25/37 (e)(l)	11	2
Class M6, 1.2288% 7/25/37 (e)(l)	14	2
Series 2007-3:
Class A2, 0.5188% 7/25/37 (e)(l)	43	21
Class B1, 1.1788% 7/25/37 (e)(l)	8	2
Class B2, 1.8288% 7/25/37 (e)(l)	21	4
Class B3, 4.2288% 7/25/37 (e)(l)	11	2
Class M1, 0.5388% 7/25/37 (e)(l)	8	3
Class M2, 0.5688% 7/25/37 (e)(l)	8	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.5988% 7/25/37 (e)(l)	$ 13	$ 4
Class M4, 0.7288% 7/25/37 (e)(l)	20	6
Class M5, 0.8288% 7/25/37 (e)(l)	11	2
Class M6, 1.0288% 7/25/37 (e)(l)	8	2
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (e)(l)	13	1
Class B2, 3.6788% 9/25/37 (e)(l)	45	5
Class M1, 1.1788% 9/25/37 (e)(l)	12	3
Class M2, 1.2788% 9/25/37 (e)(l)	12	2
Class M4, 1.8288% 9/25/37 (e)(l)	31	5
Class M5, 1.9788% 9/25/37 (e)(l)	31	4
Class M6, 2.1788% 9/25/37 (e)(l)	31	4
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(o)	203	6
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(l)(o)	448	45
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (e)(l)	36	20
Class H, 0.8819% 3/15/19 (e)(l)	25	12
Class J, 1.0819% 3/15/19 (e)(l)	18	8
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (e)(l)	25	12
Class E, 0.5319% 3/15/22 (e)(l)	128	60
Class F, 0.5819% 3/15/22 (e)(l)	78	34
Class G, 0.6319% 3/15/22 (e)(l)	20	8
Class H, 0.7819% 3/15/22 (e)(l)	25	9
Class J, 0.9319% 3/15/22 (e)(l)	25	7
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	37	38
Series 2004-PWR3 Class A3, 4.487% 2/11/41	82	84
Series 2006-PW14 Class A4, 5.201% 12/11/38	97	97
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	59	61
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (l)	44	42
Series 2007-PW17 Class A1, 5.282% 6/11/50	23	23
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	23	24
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (e)(l)(o)	581	5
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	277
Series 2006-PW14 Class X2, 0.653% 12/11/38 (e)(l)(o)	1,017	20
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A4, 5.4629% 4/12/38 (l)	$ 9	$ 10
Series 2007-PW15 Class A1, 5.016% 2/11/44	12	12
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (e)(l)	12	5
Class C, 5.7189% 6/11/40 (e)(l)	10	4
Class D, 5.7189% 6/11/40 (e)(l)	10	3
Series 2007-PW18 Class X2, 0.344% 6/11/50 (e)(l)(o)	7,006	98
Series 2007-T28:
Class A1, 5.422% 9/11/42	13	13
Class X2, 0.175% 9/11/42 (e)(l)(o)	3,504	30
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (e)(l)	45	30
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	88	91
Class XCL, 2.0744% 5/15/35 (e)(l)(o)	1,129	38
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	30	30
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.4842% 2/12/16 (e)(l)	76	79
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (e)(l)	27	19
Class G, 0.5631% 11/15/36 (e)(l)	20	13
Class H, 0.6031% 11/15/36 (e)(l)	16	9
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	435
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	128	45
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	704	728
Class A4, 5.7001% 12/10/49 (l)	170	162
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (l)	31	32
Series 2007-CD4:
Class A1, 4.977% 12/11/49	17	17
Class A2A, 5.237% 12/11/49	67	70
Class A4, 5.322% 12/11/49	110	100
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 73	$ 72
Class C, 5.476% 12/11/49	141	35
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	3	3
Series 2007-C3 Class A3, 5.8203% 5/15/46 (l)	75	76
Series 2006-C1 Class B, 5.359% 8/15/48	225	56
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (e)(l)	168	131
Class C, 0.5019% 4/15/17 (e)(l)	60	43
Class D, 0.5419% 4/15/17 (e)(l)	43	28
Class E, 0.6019% 4/15/17 (e)(l)	14	8
Class F, 0.6419% 4/15/17 (e)(l)	8	4
Class G, 0.7819% 4/15/17 (e)(l)	8	3
Class H, 0.8519% 4/15/17 (e)(l)	8	2
Class J, 1.0819% 4/15/17 (e)(l)	6	1
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (e)(l)	78	71
Class D, 0.5719% 11/15/17 (e)(l)	4	4
Class E, 0.6219% 11/15/17 (e)(l)	14	12
Class F, 0.6819% 11/15/17 (e)(l)	11	9
Class G, 0.7319% 11/15/17 (e)(l)	8	5
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (e)(l)	107	82
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	3	3
Series 2006-C8 Class A3, 5.31% 12/10/46	214	213
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (e)	127	125
Series 2007-C9 Class A4, 5.816% 12/10/49 (l)	166	161
Series 2006-C8 Class B, 5.44% 12/10/46	130	42
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	5	5
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	64
Series 2007-C2:
Class A1, 5.269% 1/15/49	5	5
Class A2, 5.448% 1/15/49 (l)	435	447
Class A3, 5.542% 1/15/49 (l)	150	125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	$ 6	$ 6
Class A4, 5.7225% 6/15/39 (l)	45	38
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	437
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	68	57
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (e)(l)	268	86
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	10	10
Series 2001-CK6 Class B, 6.582% 8/15/36	75	79
Series 2004-C1:
Class A3, 4.321% 1/15/37	22	23
Class A4, 4.75% 1/15/37	35	36
Series 1998-C1 Class D, 7.17% 5/17/40	14	15
Series 1999-C1 Class E, 7.8926% 9/15/41 (l)	35	35
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (l)(o)	215	3
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (e)(l)(o)	691	15
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (e)(l)(o)	4,647	42
Series 2006-C1 Class A3, 5.5483% 2/15/39 (l)	396	405
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (e)(l)	28	17
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (e)(l)	84	42
0.5019% 2/15/22 (e)(l)	30	11
Class F, 0.5519% 2/15/22 (e)(l)	60	19
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	6	6
Class A2, 5.268% 2/15/40	1,760	1,807
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (l)(o)	1,470	19
Class B, 5.487% 2/15/40 (e)(l)	115	12
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	42	42
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1: - continued
Class G, 6.936% 3/15/33 (e)	$ 49	$ 45
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	382
Series 2001-1 Class X1, 1.0456% 5/15/33 (e)(l)(o)	769	8
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	21	11
Series 2007-C1 Class XP, 0.2074% 12/10/49 (l)(o)	903	6
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.6812% 5/10/43 (l)(o)	343	4
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (e)(l)	28	15
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	48	48
Series 2007-GG11:
Class A1, 5.358% 12/10/49	46	47
Class A2, 5.597% 12/10/49	150	153
Series 2007-GG9:
Class A1, 5.233% 3/10/39	3	3
Class A4, 5.444% 3/10/39	218	207
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (e)(l)(o)	1,442	21
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (l)	198	200
Class A4, 5.883% 7/10/38 (l)	350	347
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(o)	1,840	20
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (e)(l)	4	3
Class D, 0.5084% 6/6/20 (e)(l)	18	10
Class E, 0.5984% 6/6/20 (e)(l)	21	12
Class F, 0.6684% 6/6/20 (e)(l)	38	21
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (e)(l)	44	37
Class D, 0.5984% 3/6/20 (e)(l)	117	98
Class F, 0.7084% 3/6/20 (e)(l)	4	3
Class G, 0.7484% 3/6/20 (e)(l)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (e)(l)(o)	$ 1,472	$ 23
Series 2006-GG6 Class A2, 5.506% 4/10/38	440	449
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	116
Series 2007-GG10:
Class A1, 5.69% 8/10/45	13	14
Class A2, 5.778% 8/10/45	36	37
Class A4, 5.8051% 8/10/45 (l)	576	513
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (e)(l)	63	39
Class C, 0.4419% 11/15/18 (e)(l)	44	25
Class D, 0.4619% 11/15/18 (e)(l)	13	7
Class E, 0.5119% 11/15/18 (e)(l)	19	9
Class F, 0.5619% 11/15/18 (e)(l)	28	13
Class G, 0.5919% 11/15/18 (e)(l)	24	11
Class H, 0.7319% 11/15/18 (e)(l)	19	7
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (l)	223	227
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	113	116
Series 2006-CB17 Class A4, 5.429% 12/12/43	58	58
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	48
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	36	37
Series 2007-CB19 Class A4, 5.746% 2/12/49 (l)	263	250
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (l)	211	220
Series 2007-LDP10 Class A1, 5.122% 1/15/49	6	6
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	188
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (l)	68	37
Series 2005-CB13 Class E, 5.3496% 1/12/43 (e)(l)	38	11
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	489
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.746% 2/12/49 (l)	6	2
Class C, 5.746% 2/12/49 (l)	17	5
Class D, 5.746% 2/12/49 (l)	18	5
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	14	2
Class CS, 5.466% 1/15/49 (l)	6	1
Class ES, 5.5453% 1/15/49 (e)(l)	39	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	$ 31	$ 31
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	34	35
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	14	15
Series 2001-C3 Class A1, 6.058% 6/15/20	3	3
Series 2006-C1:
Class A2, 5.084% 2/15/31	36	37
Class A4, 5.156% 2/15/31	29	30
Series 2006-C3 Class A1, 5.478% 3/15/39	4	4
Series 2006-C6:
Class A1, 5.23% 9/15/39	10	10
Class A2, 5.262% 9/15/39 (l)	131	135
Series 2006-C7:
Class A1, 5.279% 11/15/38	64	66
Class A2, 5.3% 11/15/38	83	85
Class A3, 5.347% 11/15/38	56	56
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	5	6
Class A4, 5.424% 2/15/40	210	194
Series 2007-C2:
Class A1, 5.226% 2/15/40	4	5
Class A3, 5.43% 2/15/40	146	136
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	148
Series 2001-C7 Class D, 6.514% 11/15/33	83	81
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (e)(l)(o)	315	1
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	10	10
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (l)(o)	253	4
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(o)	426	8
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	165	44
Class D, 5.563% 2/15/40 (l)	30	7
Class E, 5.582% 2/15/40 (l)	15	3
Class XCP, 0.4741% 2/15/40 (l)(o)	171	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	94	87
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	233
Class XCP, 0.2983% 9/15/45 (l)(o)	6,036	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	$ 21	$ 21
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	114	100
Class C, 4.13% 11/20/37 (e)	324	269
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (e)(l)	24	18
Class E, 0.5219% 9/15/21 (e)(l)	86	60
Class F, 0.5719% 9/15/21 (e)(l)	52	31
Class G, 0.5919% 9/15/21 (e)(l)	102	45
Class H, 0.6319% 9/15/21 (e)(l)	26	9
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	141
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	15	15
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (l)	123	125
Series 2005-LC1 Class F, 5.3781% 1/12/44 (e)(l)	65	20
Series 2006-C1 Class A2, 5.6114% 5/12/39 (l)	106	109
Series 2007-C1 Class A4, 5.8284% 6/12/50 (l)	284	262
Series 2008-C1 Class A4, 5.69% 2/12/51	160	147
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (l)	35	33
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	80	82
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	64	65
Series 2007-5:
Class A1, 4.275% 8/12/48	5	5
Class A3, 5.364% 8/12/48	499	488
Class A4, 5.378% 8/12/48	3	2
Class B, 5.479% 2/12/17	225	15
Series 2007-6:
Class A1, 5.175% 3/12/51	5	5
Class A4, 5.485% 3/12/51 (l)	550	466
Series 2007-7 Class A4, 5.747% 6/12/50 (l)	263	231
Series 2007-8 Class A1, 4.622% 8/12/49	11	11
Series 2006-2 Class A4, 5.9102% 6/12/46 (l)	46	48
Series 2006-4 Class XP, 0.6256% 12/12/49 (l)(o)	1,291	26
Series 2007-6 Class B, 5.635% 3/12/51 (l)	75	20
Series 2007-7 Class B, 5.75% 6/12/50	7	1
Series 2007-8 Class A3, 5.9573% 8/12/49 (l)	65	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (e)(l)	$ 2	$ 1
Series 2006-XLF:
Class C, 1.429% 7/15/19 (e)(l)	37	5
Class F, 0.549% 7/15/19 (e)(l)	72	52
Class G, 0.589% 7/15/19 (e)(l)	41	23
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (e)(l)	119	47
Series 2007-XLCA Class B, 0.7288% 7/17/17 (e)(l)	89	2
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (e)(l)	43	15
Class D, 0.419% 10/15/20 (e)(l)	30	8
Class E, 0.479% 10/15/20 (e)(l)	38	6
Class F, 0.529% 10/15/20 (e)(l)	23	2
Class G, 0.4719% 10/15/20 (e)(l)	28	2
Class H, 0.659% 10/15/20 (e)(l)	18	1
Class J, 0.809% 10/15/20 (e)(l)	20	1
Class MHRO, 0.9219% 10/15/20 (e)(l)	18	2
Class MJPM, 1.2319% 10/15/20 (e)(l)	6	1
Class MSTR, 0.9319% 10/15/20 (e)(l)	11	2
Class NHRO, 1.119% 10/15/20 (e)(l)	27	3
Class NSTR, 1.079% 10/15/20 (e)(l)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (e)(l)(o)	231	3
Series 2004-HQ3 Class A2, 4.05% 1/13/41	20	21
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	111
Series 2006-HQ10 Class A1, 5.131% 11/12/41	20	20
Series 2006-T23 Class A1, 5.682% 8/12/41	56	57
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	10	10
Class A31, 5.439% 2/12/44 (l)	38	38
Series 2007-IQ13 Class A1, 5.05% 3/15/44	11	11
Series 2007-IQ14 Class A1, 5.38% 4/15/49	24	25
Series 2007-T25 Class A2, 5.507% 11/12/49	74	77
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(l)(o)	485	5
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (e)(l)(o)	882	17
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (l)	116	119
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	111	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (l)	$ 124	$ 130
Class A4, 5.7711% 10/15/42 (l)	23	24
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	29
Series 2006-T23 Class A3, 5.8074% 8/12/41 (l)	38	40
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	136	48
Series 2007-HQ12:
Class A2, 5.6315% 4/12/49 (l)	535	541
Series A1, 5.519% 4/12/49 (l)	17	18
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	113	100
Class B, 5.7311% 4/15/49 (l)	18	6
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (e)(l)	121	6
Class D, 0.929% 7/17/17 (e)(l)	57	3
Class E, 1.029% 7/17/17 (e)(l)	47	2
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	1	1
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	474	410
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	111	112
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	10	10
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	64	66
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (e)(l)	58	58
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (e)(l)	78	37
Class F, 0.5731% 8/11/18 (e)(l)	85	36
Class G, 0.5931% 8/11/18 (e)(l)	80	33
Class J, 0.8331% 8/11/18 (e)(l)	18	5
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (e)(l)	5	2
Class AP2, 1.0319% 6/15/20 (e)(l)	9	3
Class F, 0.7119% 6/15/20 (e)(l)	168	30
Class LXR1, 0.9319% 6/15/20 (e)(l)	9	4
Class LXR2, 1.0319% 6/15/20 (e)(l)	115	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 23	$ 23
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	128	130
Series 2003-C8 Class A3, 4.445% 11/15/35	327	330
Series 2006-C27 Class A2, 5.624% 7/15/45	67	69
Series 2006-C29 Class A3, 5.313% 11/15/48	199	203
Series 2007-C30:
Class A1, 5.031% 12/15/43	9	9
Class A3, 5.246% 12/15/43	64	63
Class A4, 5.305% 12/15/43	377	355
Class A5, 5.342% 12/15/43	80	67
Series 2007-C31:
Class A1, 5.14% 4/15/47	5	5
Class A4, 5.509% 4/15/47	170	145
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (l)	230	238
Class A3, 5.7403% 6/15/49 (l)	127	113
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(l)	36	27
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(l)	58	49
Class 180B, 5.5782% 10/15/41 (e)(l)	26	21
Series 2005-C19 Class B, 4.892% 5/15/44	75	44
Series 2005-C22:
Class B, 5.3602% 12/15/44 (l)	166	78
Class F, 5.3602% 12/15/44 (e)(l)	125	28
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	350	347
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	75	16
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	225	49
Class D, 5.513% 12/15/43 (l)	120	21
Class XP, 0.434% 12/15/43 (e)(l)(o)	892	13
Series 2007-C31 Class C, 5.6929% 4/15/47 (l)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	2,067
Series 2007-C32:
Class D, 5.7403% 6/15/49 (l)	56	10
Class E, 5.7403% 6/15/49 (l)	89	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
Series 2007-C32:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (l)	$ 50	$ 42
Series 2007-C33 Class B, 5.9013% 2/15/51 (l)	126	35
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,811)		28,176
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	240	235
7.55% 4/1/39	360	352
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	260	265
TOTAL MUNICIPAL SECURITIES (Cost $867)		852
Fixed-Income Funds - 11.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	146,286	15,471
Fidelity High Income Central Fund 2 (m)	194,877	20,150
Fidelity Mortgage Backed Securities Central Fund (m)	787,623	81,346
TOTAL FIXED-INCOME FUNDS (Cost $113,301)		116,967
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.16% (n)	41,745,053	41,745
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(n)	462,750	463
TOTAL MONEY MARKET FUNDS (Cost $42,208)		42,208
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $65)	$ 65	$ 65
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $945,068)		1,017,185
NET OTHER ASSETS - (2.4)%		(23,369)
NET ASSETS - 100%		$ 993,816
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
135 CME E-mini S&P 500 Index Contracts	March 2010	$ 7,448	$ 92

The face value of futures purchased as a percentage of net assets - 0.7%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (k)

	Sept. 2037	$ 254	$ (244)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $47,000) (k)	Sept. 2037	170	(163)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)

	Feb. 2034	$ 1	$ (1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (j)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 504	$ (485)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	16
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	174
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	454
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	702
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 1,346
		$ 18,504	$ 861
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,433,000 or 2.2% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,826,000 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $987,000 or 0.1% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
East West Bancorp, Inc.	11/6/09	$ 198
East West Bancorp, Inc. Series C	11/6/09	$ 377
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$65,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 29
Banc of America Securities LLC	5
Bank of America, NA	11
Citigroup Global Markets, Inc.	2
Credit Suisse Securities (USA) LLC	3
J.P. Morgan Securities, Inc.	4
Mizuho Securities USA, Inc.	4
RBC Capital Markets Corp.	4
RBS Securities, Inc.	3
$ 65
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Corporate Bond 1-10 Year Central Fund	517
Fidelity High Income Central Fund 2	797
Fidelity Mortgage Backed Securities Central Fund	1,633
Fidelity Securities Lending Cash Central Fund	10
Total	$ 2,996
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 24,590	$ -	$ 10,000	$ 15,471	0.6%
Fidelity High Income Central Fund 2	19,042	5,847	6,499	20,150	4.0%
Fidelity Mortgage Backed Securities Central Fund	78,650	1,633	-	81,346	1.0%
Total	$ 122,282	$ 7,480	$ 16,499	$ 116,967
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,352	$ 56,352	$ -	$ -
Consumer Staples	67,063	67,063	-	-
Energy	64,307	62,905	591	811
Financials	93,415	91,254	2,161	-
Health Care	70,667	70,667	-	-
Industrials	60,659	60,659	-	-
Information Technology	108,270	108,270	-	-
Materials	19,811	19,811	-	-
Telecommunication Services	17,648	17,648	-	-
Utilities	20,495	20,495	-	-
Corporate Bonds	77,510	-	77,510	-
U.S. Government and Government Agency Obligations	122,214	-	122,214	-
U.S. Government Agency - Mortgage Securities	37,469	-	37,469	-
Asset-Backed Securities	8,522	-	7,921	601
Collateralized Mortgage Obligations	4,515	-	4,241	274
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 28,176	$ -	$ 26,498	$ 1,678
Municipal Securities	852	-	852	-
Fixed-Income Funds	116,967	116,967	-	-
Money Market Funds	42,208	42,208	-	-
Cash Equivalents	65	-	65	-
Total Investments in Securities:	$ 1,017,185	$ 734,299	$ 279,522	$ 3,364
Derivative Instruments:
Assets
Futures Contracts	$ 92	$ 92	$ -	$ -
Swap Agreements	1,346	-	1,346	-
Total Assets	$ 1,438	$ 92	$ 1,346	$ -
Liabilities
Swap Agreements	$ (485)	$ -	$ -	$ (485)
Total Derivative Instruments:	$ 953	$ 92	$ 1,346	$ (485)
Other Financial Instruments:
Forward Commitments	$ 27	$ -	$ 27	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,016
Total Realized Gain (Loss)	62
Total Unrealized Gain (Loss)	906
Cost of Purchases	8
Proceeds of Sales	(356)
Amortization/Accretion	94
Transfers in/out of Level 3	(1,366)
Ending Balance	$ 3,364
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 369
(Amounts in thousands)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	72
Transfers in/out of Level 3	(479)
Ending Balance	$ (485)
Realized gain (loss) on Swap Agreements for the period	$ 47
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 71

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amount in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (485)
Equity Risk
Futures Contracts (a)	92	-
Interest Rate Risk
Swap Agreements (b)	1,346	-
Total Value of Derivatives	$ 1,438	$ (485)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations†	26.0%
AAA,AA,A	7.8%
BBB	5.0%
BB	0.9%
B	1.4%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.0%*
Equities	58.9%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

† Includes FDIC Guaranteed Corporate Securities
* Amount represents less than 0.1%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.8%
United Kingdom	1.9%
Canada	1.2%
Netherlands	1.1%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $111,226,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $86,385,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $454 and repurchase agreements of $65) - See accompanying schedule: Unaffiliated issuers (cost $789,559)	$ 858,010
Fidelity Central Funds (cost $155,509)	159,175
Total Investments (cost $945,068)		$ 1,017,185
Commitment to sell securities on a delayed delivery basis	(12,674)
Receivable for securities sold on a delayed delivery basis	12,701	27
Receivable for investments sold, regular delivery		11,402
Receivable for fund shares sold		618
Dividends receivable		1,162
Interest receivable		2,181
Distributions receivable from Fidelity Central Funds		67
Receivable for daily variation on futures contracts		7
Unrealized appreciation on swap agreements		1,346
Prepaid expenses		3
Other receivables		162
Total assets		1,034,160

Liabilities
Payable to custodian bank	$ 91
Payable for investments purchased Regular delivery	12,481
Delayed delivery	24,348
Payable for swap agreements	4
Payable for fund shares redeemed	1,005
Unrealized depreciation on swap agreements	485
Accrued management fee	334
Distribution fees payable	388
Other affiliated payables	232
Other payables and accrued expenses	513
Collateral on securities loaned, at value	463
Total liabilities		40,344

Net Assets		$ 993,816
Net Assets consist of:
Paid in capital		$ 1,112,503
Undistributed net investment income		3,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(194,662)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,761
Net Assets		$ 993,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($231,366 ÷ 17,296 shares)	$ 13.38

Maximum offering price per share (100/94.25 of $13.38)	$ 14.20
Class T: Net Asset Value and redemption price per share ($642,064 ÷ 47,622 shares)	$ 13.48

Maximum offering price per share (100/96.50 of $13.48)	$ 13.97
Class B: Net Asset Value and offering price per share ($27,861 ÷ 2,087 shares)A	$ 13.35

Class C: Net Asset Value and offering price per share ($64,432 ÷ 4,837 shares)A	$ 13.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,093 ÷ 2,070 shares)	$ 13.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 4,598
Interest		5,993
Income from Fidelity Central Funds		2,996
Total income		13,587

Expenses
Management fee	$ 2,018
Transfer agent fees	1,199
Distribution fees	2,354
Accounting and security lending fees	209
Custodian fees and expenses	133
Independent trustees' compensation	3
Registration fees	50
Audit	75
Legal	6
Miscellaneous	8
Total expenses before reductions	6,055
Expense reductions	(76)	5,979
Net investment income (loss)		7,608
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,747
Fidelity Central Funds	216
Foreign currency transactions	(23)
Futures contracts	522
Swap agreements	382
Total net realized gain (loss)		25,844
Change in net unrealized appreciation (depreciation) on: Investment securities	34,404
Futures contracts	(24)
Swap agreements	(115)
Delayed delivery commitments	31
Total change in net unrealized appreciation (depreciation)		34,296
Net gain (loss)		60,140
Net increase (decrease) in net assets resulting from operations		$ 67,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,608	$ 17,649
Net realized gain (loss)	25,844	(216,045)
Change in net unrealized appreciation (depreciation)	34,296	44,108
Net increase (decrease) in net assets resulting from operations	67,748	(154,288)
Distributions to shareholders from net investment income	(8,338)	(14,423)
Distributions to shareholders from net realized gain	(1,114)	(4,006)
Total distributions	(9,452)	(18,429)
Share transactions - net increase (decrease)	(12,482)	(81,218)
Total increase (decrease) in net assets	45,814	(253,935)

Net Assets
Beginning of period	948,002	1,201,937
End of period (including undistributed net investment income of $3,214 and undistributed net investment income of $3,944, respectively)	$ 993,816	$ 948,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Income from Investment Operations
Net investment income (loss) E	.12	.25	.29	.32	.21	.33	.37 H
Net realized and unrealized gain (loss)	.79	(1.93)	(1.42)	1.84	.84	.58	.59
Total from investment operations	.91	(1.68)	(1.13)	2.16	1.05	.91	.96
Distributions from net investment income	(.13)	(.21)	(.36)	(.34)	(.22)	(.39)	(.36)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.14) N	(.26)	(1.69)	(1.19)	(1.21) M	(.39)	(.36)
Net asset value, end of period	$ 13.38	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Total Return B, C, D	7.25%	(11.30)%	(7.52)%	13.55%	6.66%	5.77%	6.28%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01% A	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of fee waivers, if any	1.01% A	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of all reductions	1.00% A	1.06%	.97%	.97%	.98% A	.96%	.97%
Net investment income (loss)	1.75% A	2.24%	1.82%	1.89%	1.70% A	2.05%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 213	$ 270	$ 266	$ 208	$ 169	$ 149
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share. N Total distributions of $.141 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Income from Investment Operations
Net investment income (loss) E	.10	.23	.25	.28	.18	.29	.33 H
Net realized and unrealized gain (loss)	.81	(1.95)	(1.44)	1.85	.86	.58	.60
Total from investment operations	.91	(1.72)	(1.19)	2.13	1.04	.87	.93
Distributions from net investment income	(.11)	(.19)	(.31)	(.29)	(.18)	(.35)	(.31)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.13) M	(.24)	(1.64)	(1.14)	(1.18)	(.35)	(.31)
Net asset value, end of period	$ 13.48	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Total Return B, C, D	7.16%	(11.54)%	(7.77)%	13.32%	6.53%	5.47%	6.05%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24% A	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of fee waivers, if any	1.24% A	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of all reductions	1.22% A	1.29%	1.20%	1.20%	1.21% A	1.21%	1.23%
Net investment income (loss)	1.53% A	2.01%	1.59%	1.66%	1.47% A	1.81%	2.08%
Supplemental Data
Net assets, end of period (in millions)	$ 642	$ 621	$ 778	$ 948	$ 949	$ 1,038	$ 1,278
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $.126 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Income from Investment Operations
Net investment income (loss) E	.06	.16	.16	.18	.10	.19	.24 H
Net realized and unrealized gain (loss)	.80	(1.92)	(1.43)	1.82	.85	.59	.59
Total from investment operations	.86	(1.76)	(1.27)	2.00	.95	.78	.83
Distributions from net investment income	(.07)	(.13)	(.21)	(.18)	(.11)	(.26)	(.23)
Distributions from net realized gain	(.02)	(.04)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.09) N	(.17)	(1.54)	(1.03)	(1.10) M	(.26)	(.23)
Net asset value, end of period	$ 13.35	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Total Return B, C, D	6.83%	(11.98)%	(8.31)%	12.59%	6.03%	4.92%	5.43%
Ratios to Average Net Assets F, J
Expenses before reductions	1.86% A	1.83%	1.79%	1.80%	1.84% A	1.85%	1.84%
Expenses net of fee waivers, if any	1.85% A	1.83%	1.79%	1.80%	1.84% A	1.83%	1.80%
Expenses net of all reductions	1.84% A	1.83%	1.78%	1.80%	1.83% A	1.80%	1.80%
Net investment income (loss)	.91% A	1.47%	1.00%	1.06%	.85% A	1.21%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 29	$ 45	$ 64	$ 79	$ 99	$ 122
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share. N Total distributions of $.087 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Income from Investment Operations
Net investment income (loss) E	.07	.17	.16	.19	.11	.20	.24 H
Net realized and unrealized gain (loss)	.79	(1.93)	(1.41)	1.82	.84	.58	.60
Total from investment operations	.86	(1.76)	(1.25)	2.01	.95	.78	.84
Distributions from net investment income	(.08)	(.13)	(.23)	(.20)	(.12)	(.26)	(.23)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.09) N	(.18)	(1.56)	(1.05)	(1.11) M	(.26)	(.23)
Net asset value, end of period	$ 13.32	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Total Return B, C, D	6.88%	(12.02)%	(8.22)%	12.66%	6.04%	4.94%	5.50%
Ratios to Average Net Assets F, J
Expenses before reductions	1.77% A	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of fee waivers, if any	1.77% A	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of all reductions	1.76% A	1.81%	1.74%	1.74%	1.77% A	1.77%	1.80%
Net investment income (loss)	.99% A	1.48%	1.05%	1.11%	.91% A	1.24%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 61	$ 79	$ 82	$ 73	$ 73	$ 79
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share. N Total distributions of $.092 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Income from Investment Operations
Net investment income (loss) D	.14	.28	.33	.38	.25	.37	.41 G
Net realized and unrealized gain (loss)	.80	(1.95)	(1.44)	1.86	.85	.59	.60
Total from investment operations	.94	(1.67)	(1.11)	2.24	1.10	.96	1.01
Distributions from net investment income	(.14)	(.25)	(.40)	(.39)	(.24)	(.43)	(.39)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.16) L	(.30)	(1.73)	(1.24)	(1.24)	(.43)	(.39)
Net asset value, end of period	$ 13.57	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Total Return B, C	7.38%	(11.07)%	(7.29)%	13.92%	6.89%	6.04%	6.55%
Ratios to Average Net Assets E, I
Expenses before reductions	.74% A	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of fee waivers, if any	.74% A	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of all reductions	.72% A	.78%	.70%	.67%	.67% A	.71%	.73%
Net investment income (loss)	2.03% A	2.51%	2.09%	2.18%	2.00% A	2.30%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 24	$ 29	$ 32	$ 17	$ 20	$ 28
Portfolio turnover rate F	123% A	215% K	103% K	88% K	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L Total distributions of $.159 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans and Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. Investments in open-end mutual funds, including the Fidelity Fixed-Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, certain foreign taxes, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, passive foreign investment companies (PFIC), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,881
Gross unrealized depreciation	(26,565)
Net unrealized appreciation (depreciation)	$ 59,316

Tax cost	$ 957,869

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rate.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $504 representing 0.05% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(485). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $504, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (47)	$ 54
Equity Risk
Futures Contracts	522	(24)
Interest Rate Risk
Swap Agreements	429	(169)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 904	$ (139)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $522 for futures contracts and $382 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(24) for futures contracts and $(115) for swap agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $424,828 and $452,072, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 283	$ 10
Class T	.25%	.25%	1,608	23
Class B	.75%	.25%	145	109
Class C	.75%	.25%	318	30
			$ 2,354	$ 172

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	11
Class B*	26
Class C*	2
$ 64

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 288.25
Class T	745.23
Class B	51.35
Class C	85.27
Institutional Class	30.23
	$ 1,199

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.85%	$ 1

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $75 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 2,164	$ 3,606
Class T	5,366	9,305
Class B	159	315
Class C	372	637
Institutional Class	277	560
Total	$ 8,338	$ 14,423
From net realized gain
Class A	$ 257	$ 906
Class T	723	2,584
Class B	32	131
Class C	73	254
Institutional Class	29	131
Total	$ 1,114	$ 4,006

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	2,008	4,151	$ 26,478	$ 46,493
Reinvestment of distributions	177	384	2,318	4,306
Shares redeemed	(1,794)	(6,227)	(23,792)	(69,917)
Net increase (decrease)	391	(1,692)	$ 5,004	$ (19,118)
Class T
Shares sold	5,350	10,723	$ 71,353	$ 119,671
Reinvestment of distributions	442	1,006	5,827	11,362
Shares redeemed	(7,072)	(15,922)	(94,396)	(179,021)
Net increase (decrease)	(1,280)	(4,193)	$ (17,216)	$ (47,988)
Class B
Shares sold	153	414	$ 2,019	$ 4,634
Reinvestment of distributions	14	37	177	409
Shares redeemed	(365)	(1,250)	(4,824)	(13,847)
Net increase (decrease)	(198)	(799)	$ (2,628)	$ (8,804)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class C
Shares sold	472	1,109	$ 6,197	$ 12,303
Reinvestment of distributions	30	69	393	770
Shares redeemed	(488)	(1,832)	(6,421)	(19,970)
Net increase (decrease)	14	(654)	$ 169	$ (6,897)
Institutional Class
Shares sold	299	1,275	$ 4,011	$ 15,673
Reinvestment of distributions	22	58	295	661
Shares redeemed	(158)	(1,395)	(2,117)	(14,745)
Net increase (decrease)	163	(62)	$ 2,189	$ 1,589

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-USAN-0410
1.786777.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Institutional Class

Semiannual Report

February 28, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 slowed in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Class A	1.01%
Actual		$ 1,000.00	$ 1,072.50	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Class T	1.24%
Actual		$ 1,000.00	$ 1,071.60	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Class B	1.85%
Actual		$ 1,000.00	$ 1,068.30	$ 9.49
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.77%
Actual		$ 1,000.00	$ 1,068.80	$ 9.08
HypotheticalA		$ 1,000.00	$ 1,016.02	$ 8.85
Institutional Class	.74%
Actual		$ 1,000.00	$ 1,073.80	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	1.8	1.3
JPMorgan Chase & Co.	1.4	1.7
Procter & Gamble Co.	1.2	0.8
Wells Fargo & Co.	1.0	1.1
Pfizer Inc.	1.0	1.0
	6.4
Top Five Bond Issuers as of February 28, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	10.8	10.3
Fannie Mae	10.9	10.2
Freddie Mac	2.2	2.1
Government National Mortgage Association	1.7	1.6
Wachovia Bank Commercial Mortgage Trust	0.6	0.5
	26.2
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.0	14.0
Information Technology	11.2	10.9
Energy	7.8	7.6
Consumer Staples	7.3	7.3
Health Care	7.3	8.2
Asset Allocation (% of fund's net assets)
As of February 28, 2010 *	As of August 31, 2009 **
Stocks and Equity Futures 58.8%	Stocks and Equity Futures 58.5%
Bonds 42.8%	Bonds 43.4%
Other Government Related† 0.2%	Other Government Related† 0.2%
Convertible Securities 0.1%	Convertible Securities 0.3%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets*** (2.2)%	Short-Term Investments and Net Other Assets*** (2.7)%

* Foreign investments	10.2%	** Foreign investments	12.0%
† Includes FDIC Guaranteed Corporate Securities
***Short-term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
BorgWarner, Inc.	18,000	$ 674
Johnson Controls, Inc.	70,500	2,193
TRW Automotive Holdings Corp. (a)	14,675	394
		3,261
Automobiles - 0.4%
Ford Motor Co. (a)	214,043	2,513
Harley-Davidson, Inc.	41,000	1,009
		3,522
Distributors - 0.1%
Li & Fung Ltd.	135,000	628
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	72,083	1,049
Hotels, Restaurants & Leisure - 0.2%
Las Vegas Sands Corp. (a)	34,300	570
Royal Caribbean Cruises Ltd. (a)	25,100	710
Starwood Hotels & Resorts Worldwide, Inc.	31,700	1,227
		2,507
Household Durables - 0.3%
Black & Decker Corp.	9,766	708
D.R. Horton, Inc.	48,400	598
M.D.C. Holdings, Inc.	18,169	622
Newell Rubbermaid, Inc.	52,400	721
		2,649
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	15,117	1,790
Expedia, Inc.	36,462	811
		2,601
Leisure Equipment & Products - 0.0%
Brunswick Corp.	23,974	277
Media - 1.9%
Central European Media Enterprises Ltd. Class A (a)	3,200	86
Comcast Corp. Class A	176,364	2,899
DIRECTV (a)	71,800	2,430
Discovery Communications, Inc. (a)	18,500	576
DISH Network Corp. Class A	42,116	841
DreamWorks Animation SKG, Inc. Class A (a)	12,452	541
Liberty Global, Inc. Class A (a)	25,900	696
McGraw-Hill Companies, Inc.	46,135	1,578
The Walt Disney Co.	157,200	4,911
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	44,076	$ 2,058
Viacom, Inc. Class B (non-vtg.) (a)	81,944	2,430
		19,046
Multiline Retail - 0.3%
Target Corp.	66,500	3,426
Specialty Retail - 1.6%
Best Buy Co., Inc.	79,717	2,910
Home Depot, Inc.	144,800	4,518
Indigo Books & Music, Inc.	8,500	141
Inditex SA	13,223	780
Lowe's Companies, Inc.	144,700	3,431
Ross Stores, Inc.	14,479	708
Sally Beauty Holdings, Inc. (a)	70,200	575
Tiffany & Co., Inc.	14,700	653
TJX Companies, Inc.	47,600	1,982
Urban Outfitters, Inc. (a)	18,000	580
		16,278
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	4,986	540
Ports Design Ltd.	147,000	362
		902
TOTAL CONSUMER DISCRETIONARY		56,146
CONSUMER STAPLES - 6.7%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	30,861	1,545
Coca-Cola Enterprises, Inc.	42,183	1,078
Coca-Cola FEMSA SAB de CV sponsored ADR	5,462	351
Coca-Cola Icecek AS	20,254	189
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	3,580	347
Constellation Brands, Inc. Class A (sub. vtg.) (a)	113,216	1,703
Diageo PLC sponsored ADR	11,973	782
Dr Pepper Snapple Group, Inc.	32,644	1,036
Embotelladora Andina SA sponsored ADR	17,139	336
Molson Coors Brewing Co. Class B	51,883	2,095
PepsiCo, Inc.	64,660	4,039
The Coca-Cola Co.	106,195	5,599
		19,100
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.7%
BJ's Wholesale Club, Inc. (a)	27,020	$ 977
CVS Caremark Corp.	132,834	4,483
Kroger Co.	42,255	934
Safeway, Inc.	91,999	2,293
Wal-Mart Stores, Inc.	68,582	3,708
Walgreen Co.	120,065	4,231
		16,626
Food Products - 0.7%
Archer Daniels Midland Co.	37,533	1,102
Ausnutria Dairy Hunan Co. Ltd. Class H	232,000	165
Bunge Ltd.	2,757	164
Dean Foods Co. (a)	89,734	1,309
Green Mountain Coffee Roasters, Inc. (a)	8,420	711
Nestle SA (Reg.)	36,275	1,805
Unilever NV (NY Shares)	45,318	1,364
Viterra, Inc. (a)	18,100	167
		6,787
Household Products - 1.4%
Colgate-Palmolive Co.	10,363	860
Energizer Holdings, Inc. (a)	17,500	1,014
Procter & Gamble Co.	186,552	11,805
		13,679
Personal Products - 0.2%
Avon Products, Inc.	82,488	2,511
Tobacco - 0.8%
Altria Group, Inc.	119,356	2,401
British American Tobacco PLC sponsored ADR	50,592	3,435
Philip Morris International, Inc.	48,090	2,355
Souza Cruz Industria Comerico	4,950	169
		8,360
TOTAL CONSUMER STAPLES		67,063
ENERGY - 6.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	57,864	2,773
BJ Services Co.	30,500	666
Ensco International Ltd. ADR	28,366	1,253
Exterran Holdings, Inc. (a)	27,504	626
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	66,400	$ 2,002
Helmerich & Payne, Inc.	7,215	292
Nabors Industries Ltd. (a)	20,047	442
National Oilwell Varco, Inc.	22,088	960
Noble Corp.	6,200	262
Pride International, Inc. (a)	59,000	1,651
Saipem SpA	34,112	1,128
Schlumberger Ltd.	2,600	159
Smith International, Inc.	30,552	1,252
Transocean Ltd. (a)	16,693	1,332
Weatherford International Ltd. (a)	102,075	1,704
		16,502
Oil, Gas & Consumable Fuels - 4.8%
Alpha Natural Resources, Inc. (a)	8,900	409
Anadarko Petroleum Corp.	24,061	1,687
Arch Coal, Inc.	57,650	1,297
Arena Resources, Inc. (a)	8,613	357
BG Group PLC	154,191	2,693
BP PLC	43,700	385
Cabot Oil & Gas Corp.	10,100	405
Canadian Natural Resources Ltd.	6,300	424
Chesapeake Energy Corp.	50,656	1,346
Chevron Corp.	112,317	8,121
China Shenhua Energy Co. Ltd. (H Shares)	57,500	247
Concho Resources, Inc. (a)	29,263	1,359
Denbury Resources, Inc. (a)	89,750	1,264
Ellora Energy, Inc. (a)(e)	106,700	811
EXCO Resources, Inc.	17,139	324
Frontier Oil Corp.	50,983	632
InterOil Corp. (a)	5,400	339
Marathon Oil Corp.	53,382	1,545
Occidental Petroleum Corp.	32,769	2,617
Peabody Energy Corp.	7,400	340
Petrobank Energy & Resources Ltd. (a)	23,900	1,237
Petrohawk Energy Corp. (a)	88,065	1,885
Plains Exploration & Production Co. (a)	43,836	1,438
Range Resources Corp.	9,750	493
Royal Dutch Shell PLC Class B ADR	106,900	5,625
Southwestern Energy Co. (a)	52,203	2,221
Suncor Energy, Inc.	93,680	2,707
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Talisman Energy, Inc.	68,700	$ 1,256
Ultra Petroleum Corp. (a)	16,697	764
Whiting Petroleum Corp. (a)	19,258	1,441
Williams Companies, Inc.	15,800	340
XTO Energy, Inc.	34,800	1,590
		47,599
TOTAL ENERGY		64,101
FINANCIALS - 9.3%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	38,943	1,559
Bank of New York Mellon Corp.	105,337	3,004
Broadpoint Gleacher Securities Group, Inc. (a)	68,708	276
Charles Schwab Corp.	22,500	412
Evercore Partners, Inc. Class A	6,500	196
Invesco Ltd.	54,200	1,062
Janus Capital Group, Inc.	26,848	336
Morgan Stanley	153,131	4,315
Nomura Holdings, Inc.	84,900	625
TD Ameritrade Holding Corp. (a)	17,000	297
		12,082
Commercial Banks - 2.3%
East West Bancorp, Inc. (a)(p)	21,848	344
Huntington Bancshares, Inc.	146,163	703
PNC Financial Services Group, Inc.	110,978	5,966
Regions Financial Corp.	123,400	833
Sumitomo Mitsui Financial Group, Inc.	115,900	3,727
SunTrust Banks, Inc.	51,950	1,237
Wells Fargo & Co.	375,398	10,263
		23,073
Consumer Finance - 0.5%
American Express Co.	77,083	2,944
Capital One Financial Corp.	33,100	1,250
Discover Financial Services	77,941	1,064
Promise Co. Ltd. (a)	31,750	243
		5,501
Diversified Financial Services - 2.8%
Bank of America Corp.	384,485	6,406
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,611,000	$ 5,477
CME Group, Inc.	4,199	1,267
JPMorgan Chase & Co.	338,796	14,219
NBH Holdings Corp. Class A (a)(e)	28,500	549
		27,918
Insurance - 1.7%
ACE Ltd.	6,711	335
Allstate Corp.	77,500	2,422
Berkshire Hathaway, Inc. Class B (a)	26,291	2,107
Conseco, Inc. (a)	149,057	742
Genworth Financial, Inc. Class A (a)	52,100	830
MetLife, Inc.	162,146	5,900
Progressive Corp.	96,794	1,660
Protective Life Corp.	35,300	648
Sony Financial Holdings, Inc.	205	597
The First American Corp.	30,174	973
Unum Group	28,300	589
		16,803
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc. (d)	9,600	495
ProLogis Trust	157,586	2,031
Public Storage	1,600	132
SL Green Realty Corp.	10,500	536
Sunstone Hotel Investors, Inc. (a)	36,384	325
U-Store-It Trust	67,345	438
		3,957
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA (a)	54,500	703
Forestar Group, Inc. (a)	14,500	257
Indiabulls Real Estate Ltd. (a)	194,553	676
		1,636
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	72,100	779
People's United Financial, Inc.	62,700	989
Washington Mutual, Inc. (a)	130,000	34
		1,802
TOTAL FINANCIALS		92,772
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 7.1%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	8,700	$ 263
AMAG Pharmaceuticals, Inc. (a)	4,800	183
Amgen, Inc. (a)	33,120	1,875
Biogen Idec, Inc. (a)	49,100	2,701
BioMarin Pharmaceutical, Inc. (a)	31,800	636
Genzyme Corp. (a)	40,928	2,341
Gilead Sciences, Inc. (a)	21,586	1,028
Human Genome Sciences, Inc. (a)	14,100	397
		9,424
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	12,720	1,066
CareFusion Corp. (a)	46,800	1,181
Covidien PLC	67,641	3,323
Edwards Lifesciences Corp. (a)	17,807	1,635
ev3, Inc. (a)	39,898	581
Fisher & Paykel Healthcare Corp.	23,015	55
Mako Surgical Corp. (a)	40,711	539
Quidel Corp. (a)	42,770	559
Stryker Corp.	23,000	1,221
William Demant Holding AS (a)	10,251	731
		10,891
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	8,700	296
CIGNA Corp.	52,139	1,786
Community Health Systems, Inc. (a)	5,267	181
Express Scripts, Inc. (a)	32,965	3,165
Health Net, Inc. (a)	32,450	749
Henry Schein, Inc. (a)	27,100	1,540
Medco Health Solutions, Inc. (a)	63,014	3,985
Sinopharm Group Co. Ltd. Class H	42,400	191
UnitedHealth Group, Inc.	113,569	3,845
		15,738
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	28,700	513
Life Sciences Tools & Services - 0.4%
Covance, Inc. (a)	18,500	1,047
Illumina, Inc. (a)	29,659	1,077
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	16,555	$ 840
QIAGEN NV (a)	48,830	1,065
		4,029
Pharmaceuticals - 3.0%
Abbott Laboratories	64,178	3,484
Allergan, Inc.	43,452	2,539
Johnson & Johnson	32,377	2,040
King Pharmaceuticals, Inc. (a)	70,981	799
Merck & Co., Inc.	246,678	9,097
Novo Nordisk AS Series B	12,420	877
Pfizer, Inc.	572,181	10,042
Shire PLC sponsored ADR	18,500	1,194
		30,072
TOTAL HEALTH CARE		70,667
INDUSTRIALS - 6.1%
Aerospace & Defense - 1.2%
Goodrich Corp.	15,800	1,037
Precision Castparts Corp.	11,779	1,328
Raytheon Co.	48,172	2,709
The Boeing Co.	34,400	2,173
United Technologies Corp.	71,869	4,934
		12,181
Air Freight & Logistics - 0.3%
FedEx Corp.	29,600	2,509
Airlines - 0.1%
Delta Air Lines, Inc. (a)	16,845	218
Southwest Airlines Co.	102,321	1,287
		1,505
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	11,144	410
Masco Corp.	57,379	767
Owens Corning (a)	20,844	490
		1,667
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	7,082	275
Quanta Services, Inc. (a)	57,600	1,094
		1,369
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	35,120	$ 1,593
Regal-Beloit Corp.	26,865	1,516
Saft Groupe SA	11,500	421
		3,530
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	13,703	470
General Electric Co.	517,251	8,307
Textron, Inc.	77,000	1,534
Tyco International Ltd.	37,700	1,359
		11,670
Machinery - 1.8%
Caterpillar, Inc.	32,900	1,877
Cummins, Inc.	59,900	3,401
Danaher Corp.	44,600	3,299
Deere & Co.	48,800	2,796
Dover Corp.	16,000	724
Eaton Corp.	39,300	2,677
Ingersoll-Rand Co. Ltd.	34,800	1,110
Navistar International Corp. (a)	25,300	991
Timken Co.	10,400	273
Toro Co. (d)	16,211	714
Vallourec SA	2,619	500
		18,362
Professional Services - 0.1%
Manpower, Inc.	11,600	598
Monster Worldwide, Inc. (a)	30,115	420
		1,018
Road & Rail - 0.7%
CSX Corp.	51,670	2,452
Hertz Global Holdings, Inc. (a)	56,283	529
Union Pacific Corp.	57,400	3,867
		6,848
TOTAL INDUSTRIALS		60,659
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.5%
Aruba Networks, Inc. (a)	58,398	685
Ciena Corp. (a)	74,646	1,070
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CommScope, Inc. (a)	9,300	$ 237
D-Link Corp.	46,000	47
Juniper Networks, Inc. (a)	68,998	1,931
Sycamore Networks, Inc.	48,103	926
		4,896
Computers & Peripherals - 1.2%
Apple, Inc. (a)	11,890	2,433
Hewlett-Packard Co.	39,000	1,981
Lexmark International, Inc. Class A (a)	57,887	1,951
SanDisk Corp. (a)	201,725	5,876
		12,241
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	54,230	1,706
BYD Co. Ltd. (H Shares) (a)	50,000	387
Corning, Inc.	17,578	310
Tyco Electronics Ltd.	44,567	1,142
		3,545
Internet Software & Services - 1.1%
eBay, Inc. (a)	185,200	4,263
Google, Inc. Class A (a)	7,628	4,018
WebMD Health Corp. (a)	63,704	2,744
		11,025
IT Services - 0.1%
Paychex, Inc.	27,400	820
RightNow Technologies, Inc. (a)	10,854	169
		989
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	73,069	2,137
Applied Materials, Inc.	539,722	6,606
ASAT Holdings Ltd. (a)	6,352	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	173	0
ASML Holding NV (NY Shares)	232,134	7,157
ATMI, Inc. (a)	49,390	832
Avago Technologies Ltd.	46,631	846
Broadcom Corp. Class A	3,000	94
Brooks Automation, Inc. (a)	121,500	1,050
Cymer, Inc. (a)	28,379	889
Entegris, Inc. (a)	87,936	394
Inotera Memories, Inc. (a)	2,026,205	1,391
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	268,280	$ 5,508
KLA-Tencor Corp.	124,500	3,627
Kulicke & Soffa Industries, Inc. (a)	75,787	499
Lam Research Corp. (a)	103,400	3,506
Marvell Technology Group Ltd. (a)	202,347	3,909
Micron Technology, Inc. (a)	779,900	7,066
NVIDIA Corp. (a)	74,212	1,202
Photronics, Inc. (a)	51,521	227
Realtek Semiconductor Corp.	124,000	324
Samsung Electronics Co. Ltd.	8,162	5,235
Skyworks Solutions, Inc. (a)	7,000	107
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	401
Varian Semiconductor Equipment Associates, Inc. (a)	43,204	1,300
Xilinx, Inc.	5,200	134
		54,441
Software - 2.1%
BMC Software, Inc. (a)	13,452	496
Citrix Systems, Inc. (a)	18,703	804
Microsoft Corp.	625,359	17,923
Oracle Corp.	77,500	1,910
		21,133
TOTAL INFORMATION TECHNOLOGY		108,270
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	18,296	1,255
Airgas, Inc.	13,700	879
Albemarle Corp.	30,499	1,143
Dow Chemical Co.	97,156	2,750
Monsanto Co.	32,997	2,331
Praxair, Inc.	11,300	849
Solutia, Inc. (a)	40,980	577
The Mosaic Co.	12,781	746
Wacker Chemie AG	4,200	503
		11,033
Construction Materials - 0.0%
HeidelbergCement AG	4,336	221
Martin Marietta Materials, Inc.	1,900	151
		372
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Ball Corp.	7,900	$ 427
Boise, Inc. (a)	8,000	38
Owens-Illinois, Inc. (a)	26,300	780
Pactiv Corp. (a)	1,600	40
Rexam PLC	80,800	344
Temple-Inland, Inc.	5,669	106
		1,735
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	9,400	410
AngloGold Ashanti Ltd. sponsored ADR	47,188	1,717
Commercial Metals Co.	14,209	233
Freeport-McMoRan Copper & Gold, Inc.	22,900	1,721
Globe Specialty Metals, Inc.	76,400	784
Ivanhoe Mines Ltd. (a)	18,200	291
Nucor Corp.	16,600	687
		5,843
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	20,500	828
TOTAL MATERIALS		19,811
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
Qwest Communications International, Inc.	1,130,495	5,155
Verizon Communications, Inc.	109,314	3,162
		8,317
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	25,500	1,137
American Tower Corp. Class A (a)	92,164	3,932
Clearwire Corp.:
rights 6/21/10 (a)	144,501	42
Class A (a)	144,501	919
NII Holdings, Inc. (a)	72,606	2,717
Sprint Nextel Corp. (a)	175,500	584
		9,331
TOTAL TELECOMMUNICATION SERVICES		17,648
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.1%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	73,804	$ 2,481
Energias de Portugal SA	96,600	354
Entergy Corp.	40,598	3,084
FirstEnergy Corp.	65,872	2,546
		8,465
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	40,500	473
Constellation Energy Group, Inc.	63,598	2,230
		2,703
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	166,308	2,225
CMS Energy Corp.	91,489	1,397
PG&E Corp.	106,266	4,455
TECO Energy, Inc.	81,529	1,250
		9,327
TOTAL UTILITIES		20,495
TOTAL COMMON STOCKS (Cost $523,057)		577,632
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50%	1,700	206
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (a)(p)	377	643
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS		849
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE	4,100	$ 206
TOTAL PREFERRED STOCKS (Cost $829)		1,055
Nonconvertible Bonds - 7.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	$ 100	88
6.375% 6/15/14	1,000	1,089
		1,177
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	583
Comcast Corp.:
6.4% 3/1/40	487	496
6.45% 3/15/37	472	484
News America Holdings, Inc. 7.75% 12/1/45	510	599
News America, Inc.:
6.15% 3/1/37	235	235
6.2% 12/15/34	490	494
Time Warner Cable, Inc.:
5% 2/1/20	321	318
5.85% 5/1/17	363	390
6.75% 7/1/18	430	481
Time Warner, Inc. 6.5% 11/15/36	290	307
Viacom, Inc.:
4.375% 9/15/14	757	793
6.125% 10/5/17	310	340
6.75% 10/5/37	105	110
		5,630
TOTAL CONSUMER DISCRETIONARY		6,807
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (e)	$ 319	$ 346
7.75% 1/15/19 (e)	500	602
		948
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	578	529
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	400
6% 2/11/13	470	519
6.125% 2/1/18	296	325
		1,244
Tobacco - 0.2%
Altria Group, Inc.:
9.7% 11/10/18	930	1,170
9.95% 11/10/38	260	344
Philip Morris International, Inc. 4.875% 5/16/13	291	313
Reynolds American, Inc. 7.25% 6/15/37	435	449
		2,276
TOTAL CONSUMER STAPLES		4,997
ENERGY - 0.9%
Energy Equipment & Services - 0.0%
DCP Midstream LLC 9.75% 3/15/19 (e)	172	218
Weatherford International Ltd. 7% 3/15/38	245	256
		474
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.45% 9/15/36	155	163
Cenovus Energy, Inc.:
5.7% 10/15/19 (e)	116	122
6.75% 11/15/39 (e)	120	132
Duke Capital LLC 6.75% 2/15/32	485	506
Duke Energy Field Services 6.45% 11/3/36 (e)	970	972
Motiva Enterprises LLC:
5.75% 1/15/20 (e)	136	143
6.85% 1/15/40 (e)	510	551
Nakilat, Inc. 6.067% 12/31/33 (e)	515	459
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 757	$ 815
5.875% 3/10/35	355	339
6.4% 5/15/37	290	293
NGPL PipeCo LLC 6.514% 12/15/12 (e)	245	270
Pemex Project Funding Master Trust 0.8553% 12/3/12 (e)(l)	200	197
Petro-Canada:
6.05% 5/15/18	150	162
6.8% 5/15/38	395	434
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	230	232
6.875% 1/20/40	350	357
7.875% 3/15/19	389	447
Plains All American Pipeline LP 6.125% 1/15/17	205	222
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	250	261
5.5% 9/30/14 (e)	250	264
6.332% 9/30/27 (e)	380	389
6.75% 9/30/19 (e)	250	273
Suncor Energy, Inc. 6.1% 6/1/18	385	418
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	358
		8,779
TOTAL ENERGY		9,253
FINANCIALS - 3.7%
Capital Markets - 0.8%
BlackRock, Inc. 6.25% 9/15/17	278	308
Goldman Sachs Group, Inc.:
5.625% 1/15/17	500	510
6.75% 10/1/37	365	354
7.5% 2/15/19	849	972
JPMorgan Chase Capital XX 6.55% 9/29/36	235	220
JPMorgan Chase Capital XXV 6.8% 10/1/37	2,025	1,980
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	170	180
6.875% 4/25/18	83	87
Morgan Stanley:
4.75% 4/1/14	220	224
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17	$ 100	$ 102
6% 5/13/14	700	757
6.625% 4/1/18	600	638
7.3% 5/13/19	1,375	1,520
Northern Trust Corp. 5.5% 8/15/13	90	99
UBS AG Stamford Branch 5.75% 4/25/18	475	490
		8,441
Commercial Banks - 0.9%
Bank of America NA 5.3% 3/15/17	1,800	1,771
Barclays Bank PLC:
5% 9/22/16	570	582
5.125% 1/8/20	446	438
Credit Suisse New York Branch:
5% 5/15/13	243	261
5.4% 1/14/20	350	352
5.5% 5/1/14	210	229
6% 2/15/18	610	641
Discover Bank 8.7% 11/18/19	445	480
HBOS PLC 6.75% 5/21/18 (e)	180	166
HSBC Holdings PLC 6.5% 9/15/37	575	590
Lloyds TSB Bank PLC 5.8% 1/13/20 (e)	290	281
Manufacturers & Traders Trust Co. 1.7506% 4/1/13 (e)(l)	33	30
PNC Funding Corp.:
3.625% 2/8/15	233	234
6.7% 6/10/19	1,000	1,125
Regions Financial Corp. 7.75% 11/10/14	220	226
Santander Issuances SA Unipersonal 0.6134% 6/20/16 (e)(l)	51	49
Standard Chartered Bank 6.4% 9/26/17 (e)	142	152
Wachovia Bank NA 6.6% 1/15/38	1,000	1,027
		8,634
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	255	306
Capital One Financial Corp.:
5.7% 9/15/11	193	203
7.375% 5/23/14	290	332
Discover Financial Services 6.45% 6/12/17	1,000	967
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.625% 9/15/17	$ 325	$ 340
5.875% 1/14/38	900	836
6% 8/7/19	1,000	1,046
6.375% 11/15/67 (l)	500	445
		4,475
Diversified Financial Services - 0.3%
Bank of America Corp. 5.75% 12/1/17	260	263
Citigroup, Inc.:
5.3% 10/17/12	183	192
5.5% 4/11/13	120	126
6.125% 5/15/18	877	880
6.5% 8/19/13	87	94
8.5% 5/22/19	750	865
International Lease Finance Corp. 5.65% 6/1/14	590	501
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(l)	126	113
		3,034
Insurance - 0.5%
Allstate Corp.:
6.2% 5/16/14	264	297
7.45% 5/16/19	261	307
American International Group, Inc. 8.175% 5/15/68 (l)	305	206
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (e)	300	370
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0006% 6/30/12 (e)(l)	508	502
MetLife, Inc.:
6.75% 6/1/16	290	322
7.717% 2/15/19	191	222
Metropolitan Life Global Funding I 5.125% 6/10/14 (e)	255	274
New York Life Insurance Co. 6.75% 11/15/39 (e)	230	248
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	350	419
Pacific LifeCorp 6% 2/10/20 (e)	212	210
Prudential Financial, Inc.:
3.625% 9/17/12	500	513
4.75% 9/17/15	500	517
6.2% 1/15/15	50	55
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 120	$ 138
The Chubb Corp. 5.75% 5/15/18	160	174
		4,774
Real Estate Investment Trusts - 0.2%
Camden Property Trust 5% 6/15/15	293	292
Equity One, Inc. 6.25% 12/15/14	918	947
Federal Realty Investment Trust 5.9% 4/1/20	93	93
UDR, Inc. 5.5% 4/1/14	405	418
		1,750
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
5.7% 5/1/17	1,000	942
5.75% 4/1/12	23	24
Duke Realty LP:
5.4% 8/15/14	210	213
5.95% 2/15/17	43	42
6.25% 5/15/13	275	290
6.5% 1/15/18	285	284
8.25% 8/15/19	125	137
ERP Operating LP:
5.375% 8/1/16	114	118
5.5% 10/1/12	138	148
5.75% 6/15/17	410	425
Liberty Property LP 6.625% 10/1/17	245	251
Mack-Cali Realty LP 5.05% 4/15/10	1,331	1,335
Simon Property Group LP:
4.2% 2/1/15	138	140
6.75% 2/1/40	349	351
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (e)	220	237
		4,937
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	442	441
6.5% 8/1/16	300	322
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 75	$ 84
7.625% 6/1/19	346	391
		1,238
TOTAL FINANCIALS		37,283
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	267	286
6.25% 6/15/14	158	177
7.25% 6/15/19	102	119
		582
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	339
Bombardier, Inc. 6.3% 5/1/14 (e)	780	801
		1,140
Airlines - 0.1%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	470	478
TOTAL INDUSTRIALS		1,618
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.45% 1/15/20	219	219
5.5% 1/15/40	219	212
		431
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6% 10/1/12	757	819
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.5036% 6/15/10 (l)	140	140
TOTAL INFORMATION TECHNOLOGY		1,390
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co.:
4.85% 8/15/12	$ 350	$ 373
7.6% 5/15/14	591	675
8.55% 5/15/19	911	1,101
		2,149
Metals & Mining - 0.3%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	211	255
9.375% 4/8/19 (e)	292	373
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	274	309
7.125% 7/15/28	346	394
8.95% 5/1/14	266	323
United States Steel Corp. 6.65% 6/1/37	261	220
Vale Overseas Ltd. 6.25% 1/23/17	485	513
		2,387
TOTAL MATERIALS		4,536
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	548	558
6.7% 11/15/13	947	1,079
BellSouth Capital Funding Corp. 7.875% 2/15/30	72	83
Sprint Capital Corp. 6.875% 11/15/28	1,149	870
Telecom Italia Capital SA:
4.95% 9/30/14	757	790
5.25% 10/1/15	20	21
7.2% 7/18/36	375	392
Verizon Communications, Inc.:
6.25% 4/1/37	187	192
6.9% 4/15/38	260	289
		4,274
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (e)	345	361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
5.875% 10/1/19 (e)	$ 335	$ 351
Sprint Nextel Corp. 6% 12/1/16	105	91
		803
TOTAL TELECOMMUNICATION SERVICES		5,077
UTILITIES - 0.6%
Electric Utilities - 0.4%
Commonwealth Edison Co.:
5.4% 12/15/11	258	276
5.8% 3/15/18	435	472
EDP Finance BV:
4.9% 10/1/19 (e)	100	97
6% 2/2/18 (e)	380	398
Exelon Corp. 4.9% 6/15/15	107	112
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	96
6.05% 8/15/21	214	221
Illinois Power Co. 6.125% 11/15/17	165	178
Nevada Power Co. 6.5% 5/15/18	165	181
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	235	203
Progress Energy, Inc. 6% 12/1/39	454	446
Virginia Electric & Power Co. 5.4% 4/30/18	1,000	1,061
		3,741
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC 6.5% 5/1/18	310	332
Multi-Utilities - 0.2%
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	267	284
6.5% 9/15/37	295	318
National Grid PLC 6.3% 8/1/16	196	217
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.45% 9/15/20	$ 335	$ 334
6.8% 1/15/19	677	741
		1,894
TOTAL UTILITIES		5,967
TOTAL NONCONVERTIBLE BONDS (Cost $72,811)		77,510
U.S. Government and Government Agency Obligations - 12.3%

Other Government Related - 0.2%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (f)	1,790	1,826
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
1% 4/4/12	2,714	2,713
1.75% 2/22/13	2,658	2,673
5% 2/16/12	1,140	1,231
Federal Home Loan Bank:
1.625% 11/21/12	765	769
1.625% 3/20/13	440	440
3.625% 5/29/13	3,350	3,551
Freddie Mac:
1.375% 1/9/13	1,397	1,395
2.125% 3/23/12	171	175
5.25% 7/18/11	406	432
Tennessee Valley Authority 5.375% 4/1/56	405	409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,788
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	20,461	21,869
2.625% 7/15/17	2,084	2,310
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		24,179
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 5/13/10 (i)	$ 700	$ 700
U.S. Treasury Bonds 4.5% 8/15/39	386	383
U.S. Treasury Notes:
1.375% 10/15/12	6,113	6,147
1.75% 3/31/14	2,433	2,418
1.875% 6/15/12	5,380	5,491
2.375% 8/31/14	20,000	20,261
2.625% 7/31/14	18,000	18,443
2.75% 2/15/19	5,000	4,708
3.125% 5/15/19	5,000	4,833
3.375% 6/30/13	13,554	14,379
3.375% 11/15/19	4,750	4,658
TOTAL U.S. TREASURY OBLIGATIONS		82,421
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,548)		122,214
U.S. Government Agency - Mortgage Securities - 3.8%

Fannie Mae - 3.5%
4% 3/1/25 (g)	1,150	1,174
4.288% 6/1/36 (l)	22	22
4.5% 3/1/25 (g)	100	104
4.5% 7/1/39 to 2/1/40	4,359	4,413
5% 2/1/22 to 1/1/40	1,840	1,920
5% 3/1/25 (g)	300	316
5% 3/1/40 (g)	100	104
5% 3/1/40 (g)(h)	4,200	4,353
5.5% 1/1/24 to 2/1/40	1,735	1,852
5.5% 3/1/40 (g)(h)	4,900	5,159
5.5% 4/1/40 (g)(h)	4,900	5,152
5.515% 7/1/37 (l)	75	78
6% 2/1/34 to 11/1/35	3,612	3,903
6% 3/1/40 (g)(h)	500	530
6% 4/1/40 (g)(h)	500	531
6% 5/1/40 (g)(h)	500	530
6.5% 9/1/36 to 10/1/37	865	928
6.5% 3/1/40 (g)(h)	400	427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 3/1/40 (g)(h)	$ 1,000	$ 1,067
6.5% 4/1/40 (g)(h)	1,400	1,500
6.5% 5/1/40 (g)	400	428
TOTAL FANNIE MAE		34,491
Freddie Mac - 0.3%
5.681% 10/1/35 (l)	66	70
6% 3/1/40 (g)	750	803
6% 3/1/40 (g)(h)	500	535
6% 3/1/40 (g)	200	214
6.5% 3/1/40 (g)	800	863
TOTAL FREDDIE MAC		2,485
Government National Mortgage Association - 0.0%
4% 3/1/40 (g)	500	493
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,252)		37,469
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6988% 4/25/35 (l)	82	32
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9788% 7/25/36 (l)	27	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9788% 2/25/34 (l)	6	6
Series 2005-HE2 Class M2, 0.6788% 4/25/35 (l)	11	9
Series 2006-HE2 Class M3, 0.5688% 5/25/36 (l)	8	0*
Series 2006-OP1:
Class M4, 0.5988% 4/25/36 (l)	8	0*
Class M5, 0.6188% 4/25/36 (l)	5	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2588% 9/20/13 (l)	55	54
Series 2006-C1 Class C1, 0.7088% 10/20/14 (l)	10	0*
Series 2007-A1 Class A, 0.2788% 1/20/15 (l)	143	139
Series 2007-A4 Class A4, 0.2588% 4/22/13 (l)	49	48
ALG Student Loan Trust I Series 2006-1 Class A1, 0.2588% 10/28/18 (e)(l)	15	15
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (e)	160	163
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ally Auto Receivables Trust Series 2009-A: - continued
Class A4, 3% 10/15/15 (e)	$ 160	$ 164
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	7	7
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	44	43
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9288% 12/25/33 (l)	5	3
Series 2004-R11 Class M1, 0.8888% 11/25/34 (l)	26	9
Series 2004-R2 Class M3, 0.7788% 4/25/34 (l)	7	1
Series 2005-R2 Class M1, 0.6788% 4/25/35 (l)	93	67
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6206% 3/1/34 (l)	2	2
Series 2004-W11 Class M2, 0.9288% 11/25/34 (l)	25	12
Series 2004-W7 Class M1, 0.7788% 5/25/34 (l)	27	13
Series 2006-W4 Class A2C, 0.3888% 5/25/36 (l)	68	22
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0538% 4/25/34 (l)	121	68
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(e)(l)	229	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (e)	300	313
Series 2009-2A Class A3, 2.13% 9/15/13 (e)	300	305
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (l)	99	94
C-BASS Trust Series 2006-CB7 Class A2, 0.2888% 10/25/36 (l)	17	16
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	240	251
Capital One Multi-Asset Execution Trust:
Series 2007-C3 Class C3, 0.5219% 4/15/13 (e)(l)	131	131
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,028
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6788% 7/20/39 (e)(l)	21	2
Class B, 0.9788% 7/20/39 (e)(l)	12	1
Class C, 1.3288% 7/20/39 (e)(l)	15	0*
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	37	38
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5288% 7/25/36 (l)	52	10
Series 2006-NC2 Class M7, 1.0788% 6/25/36 (l)	19	0*
Series 2006-RFC1 Class M9, 2.0988% 5/25/36 (l)	8	0*
Series 2007-RFC1 Class A3, 0.3688% 12/25/36 (l)	82	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4088% 5/20/17 (e)(l)	$ 8	$ 7
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	10	10
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,007
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.4988% 5/25/37 (l)	35	2
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.1988% 4/25/34 (l)	7	2
Series 2004-4 Class M2, 1.0238% 6/25/34 (l)	27	9
Series 2005-3 Class MV1, 0.6488% 8/25/35 (l)	72	66
Series 2005-AB1 Class A2, 0.4388% 8/25/35 (l)	12	11
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (e)	32	33
Discover Card Master Trust I Series 2007-1 Class B, 0.3319% 8/15/12 (l)	131	131
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	58	59
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5874% 5/28/35 (l)	2	2
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4038% 8/25/34 (l)	13	5
Series 2006-3 Class 2A3, 0.3888% 11/25/36 (l)	204	65
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0538% 3/25/34 (l)	1	0*
Series 2005-FF9 Class A3, 0.5088% 10/25/35 (l)	193	172
Series 2006-FF12 Class A2, 0.2688% 9/25/36 (l)	3	3
Ford Credit Auto Owner Trust:
Series 2006-C Class B, 5.3% 6/15/12	10	11
Series 2009-D:
Class A3, 2.17% 10/15/13	200	203
Class A4, 2.98% 8/15/14	200	206
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7819% 6/15/13 (l)	34	33
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7188% 1/25/35 (l)	43	14
Class M4, 0.9088% 1/25/35 (l)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6319% 2/25/47 (e)(l)	106	69
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	96	72
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust:
Series 2003-1 Class A, 0.6619% 4/15/31 (e)(l)	$ 14	$ 13
Series 2006-2A:
Class A, 0.4119% 11/15/34 (e)(l)	52	39
Class B, 0.5119% 11/15/34 (e)(l)	19	7
Class C, 0.6119% 11/15/34 (e)(l)	31	9
Class D, 0.9819% 11/15/34 (e)(l)	12	2
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5019% 3/15/13 (l)	214	214
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3819% 9/15/17 (l)	25	24
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8788% 6/25/34 (l)	99	47
Series 2007-HE1 Class M1, 0.4788% 3/25/47 (l)	41	2
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.5788% 4/25/36 (l)	20	0*
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3088% 5/25/30 (e)(l)	30	6
Series 2006-3:
Class B, 0.6288% 9/25/46 (e)(l)	30	5
Class C, 0.7788% 9/25/46 (e)(l)	69	9
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5188% 8/25/33 (l)	39	19
Series 2003-5 Class A2, 0.9288% 12/25/33 (l)	1	1
Series 2005-5 Class 2A2, 0.4788% 11/25/35 (l)	9	8
Series 2006-1 Class 2A3, 0.4538% 4/25/36 (l)	91	85
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5188% 3/20/36 (l)	41	25
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4188% 1/25/37 (l)	56	19
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	200	203
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3588% 11/25/36 (l)	56	46
Class MV1, 0.4588% 11/25/36 (l)	46	17
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (l)	41	34
Series 2006-A:
Class 2A1, 0.2806% 9/27/21 (l)	0*	0*
Class 2C, 1.4006% 3/27/42 (l)	43	8
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9544% 4/6/46 (e)(l)	12	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 65	$ 66
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3088% 6/25/34 (l)	11	8
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	1	1
Class C, 5.691% 10/20/28 (e)	0*	0*
Class D, 6.01% 10/20/28 (e)	5	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4888% 10/25/36 (l)	20	1
Series 2007-HE1 Class M1, 0.5288% 5/25/37 (l)	36	2
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8788% 7/25/34 (l)	5	4
Series 2006-FM1 Class A2B, 0.3388% 4/25/37 (l)	86	76
Series 2006-OPT1 Class A1A, 0.4888% 6/25/35 (l)	77	44
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5688% 8/25/34 (l)	3	2
Series 2005-NC1 Class M1, 0.6688% 1/25/35 (l)	18	7
Series 2005-NC2 Class B1, 1.3988% 3/25/35 (l)	19	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	150	27
Series 2006-3 Class A1, 0.2588% 9/25/19 (l)	10	10
Series 2006-4:
Class A1, 0.2588% 3/25/25 (l)	26	26
Class D, 1.3288% 5/25/32 (l)	32	1
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7388% 9/25/35 (l)	65	21
Series 2005-D Class M2, 0.6988% 2/25/36 (l)	13	1
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15	310	314
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3488% 3/25/36 (l)	11	11
Ocala Funding LLC:
Series 2005-1A Class A, 1.7288% 3/20/10 (e)(l)	25	10
Series 2006-1A Class A, 1.6288% 3/20/11 (e)(l)	53	20
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3188% 5/25/37 (l)	4	4
Series 2007-6 Class 2A1, 0.2888% 7/25/37 (l)	6	6
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4788% 9/25/34 (l)	24	7
Class M4, 1.6788% 9/25/34 (l)	31	4
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7488% 1/25/35 (l)	$ 35	$ 24
Class M3, 0.7888% 1/25/35 (l)	22	10
Class M4, 1.0588% 1/25/35 (l)	67	9
Series 2005-WHQ2:
Class M7, 1.4788% 5/25/35 (l)	79	1
Class M9, 2.1088% 5/25/35 (l)	13	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.7819% 3/16/15 (e)(l)	94	93
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4588% 12/25/36 (l)	22	1
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2988% 2/25/37 (l)	9	8
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0288% 4/25/33 (l)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0238% 3/25/35 (l)	80	52
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3788% 3/20/19 (e)(l)	36	34
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2036% 6/15/33 (l)	57	9
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3788% 9/25/34 (l)	4	1
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.4788% 11/25/37 (l)	107	97
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3188% 6/25/37 (l)	58	48
Swift Master Auto Receivables Trust Series 2007-1 Class A, 0.3319% 6/15/12 (l)	130	130
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0888% 9/25/34 (l)	1	1
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8144% 4/6/42 (e)(l)	58	3
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	34	36
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6019% 6/15/12 (l)	166	164
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	40	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6088% 10/25/36 (l)	21	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7319% 8/15/15 (e)(l)	317	312
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	$ 400	$ 411
Series 2007-A5A Class A5, 0.9819% 10/15/14 (e)(l)	60	60
Series 2007-C1 Class C1, 0.6319% 5/15/14 (e)(l)	193	193
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(e)	0*	0
Series 2006-2 Class A2, 0.3288% 7/25/36 (l)	4	4
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1489% 10/25/44 (e)(l)	81	10
TOTAL ASSET-BACKED SECURITIES (Cost $7,783)		8,522
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.6813% 4/12/56 (e)(l)	64	26
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	4	1
Class C, 5.6986% 4/10/49 (l)	11	2
Class D, 5.6986% 4/10/49 (l)	6	1
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.4949% 1/25/34 (l)	27	24
Series 2004-1 Class 2A2, 3.676% 10/25/34 (l)	46	40
Series 2004-A Class 2A2, 4.4789% 2/25/34 (l)	43	39
Series 2004-B:
Class 1A1, 4.6863% 3/25/34 (l)	3	2
Class 2A2, 4.5532% 3/25/34 (l)	16	14
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5088% 1/25/35 (l)	112	84
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.7935% 2/25/37 (l)	75	65
Series 2007-A2 Class 2A1, 3.5634% 7/25/37 (l)	16	14
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0952% 12/10/49 (l)	75	78
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.1277% 8/25/34 (l)	73	68
Class A4, 3.0036% 8/25/34 (l)	59	54
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	84	17
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7319% 7/16/34 (e)(l)	$ 75	$ 71
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6288% 5/25/33 (l)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.577% 11/25/34 (l)	81	75
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3188% 9/19/36 (l)	10	10
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 0.7306% 12/25/34 (l)	2	2
Series 2004-AR5 Class 2A1, 3.009% 10/25/34 (l)	71	64
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4113% 10/18/54 (e)(l)	129	124
Class C2, 0.7213% 10/18/54 (e)(l)	43	40
Class M2, 0.5013% 10/18/54 (e)(l)	74	68
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7213% 11/20/56 (e)(l)	110	100
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7194% 10/11/41 (e)(l)	140	133
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8288% 12/20/54 (e)(l)	271	95
Series 2006-2 Class C1, 0.6988% 12/20/54 (l)	242	82
Series 2006-3 Class C2, 0.7288% 12/20/54 (l)	50	18
Series 2006-4:
Class B1, 0.3188% 12/20/54 (l)	169	115
Class C1, 0.6088% 12/20/54 (l)	103	36
Class M1, 0.3988% 12/20/54 (l)	44	27
Series 2007-1:
Class 1C1, 0.5288% 12/20/54 (l)	84	29
Class 1M1, 0.3788% 12/20/54 (l)	54	32
Class 2C1, 0.6588% 12/20/54 (l)	38	13
Class 2M1, 0.4788% 12/20/54 (l)	70	42
Series 2007-2 Class 2C1, 0.6588% 12/17/54 (l)	97	34
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6988% 1/20/44 (l)	19	9
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.1298% 4/25/35 (l)	22	18
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4488% 5/19/35 (l)	18	10
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9688% 3/25/35 (l)	$ 10	$ 3
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	7	7
Class A3, 5.447% 6/12/47 (l)	142	143
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 6.0714% 8/25/36 (l)	90	70
Series 2004-A3 Class 4A1, 4.2838% 7/25/34 (l)	112	108
Series 2004-A5 Class 2A1, 3.2101% 12/25/34 (l)	82	78
Series 2006-A2 Class 5A1, 3.4318% 11/25/33 (l)	203	185
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	34	34
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6188% 9/26/45 (e)(l)	18	8
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4388% 5/25/47 (l)	57	24
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3988% 2/25/37 (l)	75	40
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4019% 6/15/22 (e)(l)	9	7
Class C, 0.4219% 6/15/22 (e)(l)	58	37
Class D, 0.4319% 6/15/22 (e)(l)	22	12
Class E, 0.4419% 6/15/22 (e)(l)	35	18
Class F, 0.4719% 6/15/22 (e)(l)	64	30
Class G, 0.5419% 6/15/22 (e)(l)	13	6
Class H, 0.5619% 6/15/22 (e)(l)	27	11
Class J, 0.6019% 6/15/22 (e)(l)	31	11
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.125% 8/25/34 (l)	99	86
Series 2005-A2 Class A7, 3.0982% 2/25/35 (l)	81	72
Series 2006-A6 Class A4, 3.6193% 10/25/33 (l)	65	57
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	321	330
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5188% 7/25/35 (l)	123	95
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5288% 3/25/37 (l)	111	7
Permanent Financing No. 8 PLC floater Class 3C, 0.7759% 6/10/42 (l)	92	89
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.9236% 10/25/35 (l)	$ 203	$ 162
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5784% 7/10/35 (e)(l)	48	22
Series 2004-A:
Class B4, 1.4284% 2/10/36 (e)(l)	31	16
Class B5, 1.9284% 2/10/36 (e)(l)	21	11
Series 2004-B:
Class B4, 1.3284% 2/10/36 (e)(l)	14	7
Class B5, 1.7784% 2/10/36 (e)(l)	11	5
Class B6, 2.2284% 2/10/36 (e)(l)	4	1
Series 2004-C:
Class B4, 1.1784% 9/10/36 (e)(l)	19	9
Class B5, 1.5784% 9/10/36 (e)(l)	21	9
Class B6, 1.9784% 9/10/36 (e)(l)	5	2
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	8	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6788% 6/25/33 (e)(l)	12	10
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (l)	2	1
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6288% 9/25/33 (e)(l)	3	3
Series 2003-15A Class 4A, 5.3948% 4/25/33 (l)	27	25
Series 2003-20 Class 1A1, 5.5% 7/25/33	29	29
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4288% 9/25/36 (l)	148	79
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3088% 9/25/46 (l)	0*	0*
Series 2003-AR8 Class A, 2.8492% 8/25/33 (l)	50	46
Series 2005-AR3 Class A2, 4.5496% 3/25/35 (l)	132	113
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0947% 12/25/34 (l)	45	42
Series 2004-H Class A1, 4.5283% 6/25/34 (l)	97	95
Series 2004-W Class A9, 2.9948% 11/25/34 (l)	120	111
Series 2005-AR10 Class 2A2, 3.094% 6/25/35 (l)	107	102
Series 2005-AR12 Class 2A6, 3.2077% 7/25/35 (l)	158	142
Series 2005-AR3 Class 2A1, 3.267% 3/25/35 (l)	95	83
TOTAL PRIVATE SPONSOR		4,477
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 35	$ 38
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,536)		4,515
Commercial Mortgage Securities - 2.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4967% 2/14/43 (l)	88	94
Class A2, 7.1267% 2/14/43 (l)	55	60
Class A3, 7.1767% 2/14/43 (l)	60	65
Class PS1, 1.5186% 2/14/43 (l)(o)	264	9
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7204% 5/10/45 (l)	88	92
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	17	18
Series 2006-5:
Class A1, 5.185% 9/10/47	41	42
Class A2, 5.317% 9/10/47	289	298
Class A3, 5.39% 9/10/47	105	107
Series 2006-6 Class A3, 5.369% 12/10/16	150	154
Series 2007-2 Class A1, 5.421% 4/10/49	13	13
Series 2007-4 Class A3, 5.8113% 2/10/51 (l)	75	77
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	6
Series 2007-3:
Class A3, 5.6579% 6/10/49 (l)	125	128
Class A4, 5.6579% 6/10/49 (l)	156	139
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	9	9
Series 2001-1 Class A4, 5.451% 1/15/49	164	153
Series 2004-2:
Class A3, 4.05% 11/10/38	95	96
Class A4, 4.153% 11/10/38	95	93
Series 2004-4 Class A3, 4.128% 7/10/42	14	14
Series 2005-1 Class A3, 4.877% 11/10/42	160	160
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	42	43
Series 2007-1 Class A2, 5.381% 1/15/49	175	180
Series 2001-3 Class H, 6.562% 4/11/37 (e)	42	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	$ 19	$ 17
Class K, 6.15% 5/11/35 (e)	35	30
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	233	237
Series 2005-6 Class A3, 5.1785% 9/10/47 (l)	135	138
Series 2007-1 Class B, 5.543% 1/15/49	45	13
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5419% 3/15/22 (e)(l)	32	27
Class D, 0.5919% 3/15/22 (e)(l)	33	27
Class E, 0.6319% 3/15/22 (e)(l)	27	22
Class F, 0.7019% 3/15/22 (e)(l)	28	21
Class G, 0.7619% 3/15/22 (e)(l)	18	13
Series 2006-BIX1:
Class C, 0.4119% 10/15/19 (e)(l)	48	40
Class D, 0.4419% 10/15/19 (e)(l)	59	47
Class E, 0.4719% 10/15/19 (e)(l)	55	42
Class F, 0.5419% 10/15/19 (e)(l)	128	87
Class G, 0.5619% 10/15/19 (e)(l)	49	28
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0788% 12/25/33 (e)(l)	4	2
Series 2004-1:
Class A, 0.5888% 4/25/34 (e)(l)	53	41
Class B, 2.1288% 4/25/34 (e)(l)	6	3
Class M1, 0.7888% 4/25/34 (e)(l)	5	3
Class M2, 1.4288% 4/25/34 (e)(l)	4	2
Series 2004-2:
Class A, 0.6588% 8/25/34 (e)(l)	39	28
Class M1, 0.8088% 8/25/34 (e)(l)	9	5
Series 2004-3:
Class A1, 0.5988% 1/25/35 (e)(l)	85	61
Class A2, 0.6488% 1/25/35 (e)(l)	12	8
Class M1, 0.7288% 1/25/35 (e)(l)	15	8
Class M2, 1.2288% 1/25/35 (e)(l)	10	4
Series 2005-2A:
Class A1, 0.5388% 8/25/35 (e)(l)	79	53
Class M1, 0.6588% 8/25/35 (e)(l)	5	2
Class M2, 0.7088% 8/25/35 (e)(l)	8	3
Class M3, 0.7288% 8/25/35 (e)(l)	4	2
Class M4, 0.8388% 8/25/35 (e)(l)	4	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class A1, 0.5488% 11/25/35 (e)(l)	$ 34	$ 24
Class A2, 0.6288% 11/25/35 (e)(l)	28	17
Class M1, 0.6688% 11/25/35 (e)(l)	4	2
Class M2, 0.7188% 11/25/35 (e)(l)	5	2
Class M3, 0.7388% 11/25/35 (e)(l)	5	2
Class M4, 0.8288% 11/25/35 (e)(l)	6	2
Series 2005-4A:
Class A2, 0.6188% 1/25/36 (e)(l)	80	50
Class B1, 1.6288% 1/25/36 (e)(l)	7	2
Class M1, 0.6788% 1/25/36 (e)(l)	26	13
Class M2, 0.6988% 1/25/36 (e)(l)	8	4
Class M3, 0.7288% 1/25/36 (e)(l)	11	5
Class M4, 0.8388% 1/25/36 (e)(l)	6	2
Class M5, 0.8788% 1/25/36 (e)(l)	6	2
Class M6, 0.9288% 1/25/36 (e)(l)	7	2
Series 2006-1:
Class A2, 0.5888% 4/25/36 (e)(l)	12	7
Class M1, 0.6088% 4/25/36 (e)(l)	4	2
Class M2, 0.6288% 4/25/36 (e)(l)	5	2
Class M3, 0.6488% 4/25/36 (e)(l)	4	1
Class M4, 0.7488% 4/25/36 (e)(l)	2	1
Class M5, 0.7888% 4/25/36 (e)(l)	2	1
Class M6, 0.8688% 4/25/36 (e)(l)	4	1
Series 2006-2A:
Class A1, 0.4588% 7/25/36 (e)(l)	211	144
Class A2, 0.5088% 7/25/36 (e)(l)	11	7
Class B1, 1.0988% 7/25/36 (e)(l)	4	1
Class B3, 2.9288% 7/25/36 (e)(l)	6	2
Class M1, 0.5388% 7/25/36 (e)(l)	12	5
Class M2, 0.5588% 7/25/36 (e)(l)	8	3
Class M3, 0.5788% 7/25/36 (e)(l)	7	3
Class M4, 0.6488% 7/25/36 (e)(l)	5	2
Class M5, 0.6988% 7/25/36 (e)(l)	6	2
Class M6, 0.7688% 7/25/36 (e)(l)	8	3
Series 2006-3A:
Class B1, 1.0288% 10/25/36 (e)(l)	7	1
Class B2, 1.5788% 10/25/36 (e)(l)	5	1
Class B3, 2.8288% 10/25/36 (e)(l)	8	1
Class M4, 0.6588% 10/25/36 (e)(l)	8	2
Class M5, 0.7088% 10/25/36 (e)(l)	10	2
Class M6, 0.7888% 10/25/36 (e)(l)	19	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class A1, 0.4588% 12/25/36 (e)(l)	$ 34	$ 23
Class A2, 0.4988% 12/25/36 (e)(l)	173	79
Class B1, 0.9288% 12/25/36 (e)(l)	5	1
Class B2, 1.4788% 12/25/36 (e)(l)	6	1
Class B3, 2.6788% 12/25/36 (e)(l)	9	2
Class M1, 0.5188% 12/25/36 (e)(l)	11	4
Class M2, 0.5388% 12/25/36 (e)(l)	7	2
Class M3, 0.5688% 12/25/36 (e)(l)	7	2
Class M4, 0.6288% 12/25/36 (e)(l)	9	2
Class M5, 0.6688% 12/25/36 (e)(l)	8	2
Class M6, 0.7488% 12/25/36 (e)(l)	7	2
Series 2007-1:
Class A2, 0.4988% 3/25/37 (e)(l)	38	23
Class B1, 0.8988% 3/25/37 (e)(l)	12	2
Class B2, 1.3788% 3/25/37 (e)(l)	8	1
Class B3, 3.5788% 3/25/37 (e)(l)	24	3
Class M1, 0.4988% 3/25/37 (e)(l)	11	4
Class M2, 0.5188% 3/25/37 (e)(l)	8	3
Class M3, 0.5488% 3/25/37 (e)(l)	7	2
Class M4, 0.5988% 3/25/37 (e)(l)	6	2
Class M5, 0.6488% 3/25/37 (e)(l)	9	2
Class M6, 0.7288% 3/25/37 (e)(l)	13	3
Series 2007-2A:
Class A1, 0.4988% 7/25/37 (e)(l)	34	22
Class A2, 0.5488% 7/25/37 (e)(l)	32	15
Class B1, 1.8288% 7/25/37 (e)(l)	10	1
Class B2, 2.4788% 7/25/37 (e)(l)	8	1
Class B3, 3.5788% 7/25/37 (e)(l)	9	1
Class M1, 0.5988% 7/25/37 (e)(l)	11	4
Class M2, 0.6388% 7/25/37 (e)(l)	6	2
Class M3, 0.7188% 7/25/37 (e)(l)	6	2
Class M4, 0.8788% 7/25/37 (e)(l)	12	3
Class M5, 0.9788% 7/25/37 (e)(l)	11	2
Class M6, 1.2288% 7/25/37 (e)(l)	14	2
Series 2007-3:
Class A2, 0.5188% 7/25/37 (e)(l)	43	21
Class B1, 1.1788% 7/25/37 (e)(l)	8	2
Class B2, 1.8288% 7/25/37 (e)(l)	21	4
Class B3, 4.2288% 7/25/37 (e)(l)	11	2
Class M1, 0.5388% 7/25/37 (e)(l)	8	3
Class M2, 0.5688% 7/25/37 (e)(l)	8	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M3, 0.5988% 7/25/37 (e)(l)	$ 13	$ 4
Class M4, 0.7288% 7/25/37 (e)(l)	20	6
Class M5, 0.8288% 7/25/37 (e)(l)	11	2
Class M6, 1.0288% 7/25/37 (e)(l)	8	2
Series 2007-4A:
Class B1, 2.7788% 9/25/37 (e)(l)	13	1
Class B2, 3.6788% 9/25/37 (e)(l)	45	5
Class M1, 1.1788% 9/25/37 (e)(l)	12	3
Class M2, 1.2788% 9/25/37 (e)(l)	12	2
Class M4, 1.8288% 9/25/37 (e)(l)	31	5
Class M5, 1.9788% 9/25/37 (e)(l)	31	4
Class M6, 2.1788% 9/25/37 (e)(l)	31	4
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(o)	203	6
Series 2007-5A Class IO, 3.047% 10/25/37 (e)(l)(o)	448	45
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6719% 3/15/19 (e)(l)	36	20
Class H, 0.8819% 3/15/19 (e)(l)	25	12
Class J, 1.0819% 3/15/19 (e)(l)	18	8
Series 2007-BBA8:
Class D, 0.4819% 3/15/22 (e)(l)	25	12
Class E, 0.5319% 3/15/22 (e)(l)	128	60
Class F, 0.5819% 3/15/22 (e)(l)	78	34
Class G, 0.6319% 3/15/22 (e)(l)	20	8
Class H, 0.7819% 3/15/22 (e)(l)	25	9
Class J, 0.9319% 3/15/22 (e)(l)	25	7
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	37	38
Series 2004-PWR3 Class A3, 4.487% 2/11/41	82	84
Series 2006-PW14 Class A4, 5.201% 12/11/38	97	97
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	59	61
Series 2007-PW16 Class A4, 5.7189% 6/11/40 (l)	44	42
Series 2007-PW17 Class A1, 5.282% 6/11/50	23	23
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	23	24
Series 2003-PWR2 Class X2, 0.4448% 5/11/39 (e)(l)(o)	581	5
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	277
Series 2006-PW14 Class X2, 0.653% 12/11/38 (e)(l)(o)	1,017	20
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	10	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A4, 5.4629% 4/12/38 (l)	$ 9	$ 10
Series 2007-PW15 Class A1, 5.016% 2/11/44	12	12
Series 2007-PW16:
Class B, 5.7189% 6/11/40 (e)(l)	12	5
Class C, 5.7189% 6/11/40 (e)(l)	10	4
Class D, 5.7189% 6/11/40 (e)(l)	10	3
Series 2007-PW18 Class X2, 0.344% 6/11/50 (e)(l)(o)	7,006	98
Series 2007-T28:
Class A1, 5.422% 9/11/42	13	13
Class X2, 0.175% 9/11/42 (e)(l)(o)	3,504	30
C-BASS Trust floater Series 2006-SC1 Class A, 0.4988% 5/25/36 (e)(l)	45	30
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	88	91
Class XCL, 2.0744% 5/15/35 (e)(l)(o)	1,129	38
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	30	30
Class F, 7.734% 1/15/32	16	16
Series 2001-245 Class A2, 6.4842% 2/12/16 (e)(l)	76	79
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5431% 8/16/21 (e)(l)	27	19
Class G, 0.5631% 11/15/36 (e)(l)	20	13
Class H, 0.6031% 11/15/36 (e)(l)	16	9
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	435
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	128	45
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	704	728
Class A4, 5.7001% 12/10/49 (l)	170	162
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3631% 1/15/46 (l)	31	32
Series 2007-CD4:
Class A1, 4.977% 12/11/49	17	17
Class A2A, 5.237% 12/11/49	67	70
Class A4, 5.322% 12/11/49	110	100
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4:
Class A3, 5.293% 12/11/49	$ 73	$ 72
Class C, 5.476% 12/11/49	141	35
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	3	3
Series 2007-C3 Class A3, 5.8203% 5/15/46 (l)	75	76
Series 2006-C1 Class B, 5.359% 8/15/48	225	56
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4619% 4/15/17 (e)(l)	168	131
Class C, 0.5019% 4/15/17 (e)(l)	60	43
Class D, 0.5419% 4/15/17 (e)(l)	43	28
Class E, 0.6019% 4/15/17 (e)(l)	14	8
Class F, 0.6419% 4/15/17 (e)(l)	8	4
Class G, 0.7819% 4/15/17 (e)(l)	8	3
Class H, 0.8519% 4/15/17 (e)(l)	8	2
Class J, 1.0819% 4/15/17 (e)(l)	6	1
Series 2005-FL11:
Class C, 0.5319% 11/15/17 (e)(l)	78	71
Class D, 0.5719% 11/15/17 (e)(l)	4	4
Class E, 0.6219% 11/15/17 (e)(l)	14	12
Class F, 0.6819% 11/15/17 (e)(l)	11	9
Class G, 0.7319% 11/15/17 (e)(l)	8	5
Series 2006-FL12 Class AJ, 0.3619% 12/15/20 (e)(l)	107	82
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	3	3
Series 2006-C8 Class A3, 5.31% 12/10/46	214	213
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (e)	127	125
Series 2007-C9 Class A4, 5.816% 12/10/49 (l)	166	161
Series 2006-C8 Class B, 5.44% 12/10/46	130	42
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	5	5
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	152	64
Series 2007-C2:
Class A1, 5.269% 1/15/49	5	5
Class A2, 5.448% 1/15/49 (l)	435	447
Class A3, 5.542% 1/15/49 (l)	150	125
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	$ 6	$ 6
Class A4, 5.7225% 6/15/39 (l)	45	38
Series 2006-C4 Class AAB, 5.439% 9/15/39	427	437
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	68	57
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5819% 4/15/22 (e)(l)	268	86
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	10	10
Series 2001-CK6 Class B, 6.582% 8/15/36	75	79
Series 2004-C1:
Class A3, 4.321% 1/15/37	22	23
Class A4, 4.75% 1/15/37	35	36
Series 1998-C1 Class D, 7.17% 5/17/40	14	15
Series 1999-C1 Class E, 7.8926% 9/15/41 (l)	35	35
Series 2001-CK6 Class AX, 0.9546% 9/15/18 (l)(o)	215	3
Series 2001-CKN5 Class AX, 2.0746% 9/15/34 (e)(l)(o)	691	15
Series 2004-C1 Class ASP, 0.9529% 1/15/37 (e)(l)(o)	4,647	42
Series 2006-C1 Class A3, 5.5483% 2/15/39 (l)	396	405
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3819% 2/15/22 (e)(l)	28	17
Series 2007-TFL1:
Class C:
0.4019% 2/15/22 (e)(l)	84	42
0.5019% 2/15/22 (e)(l)	30	11
Class F, 0.5519% 2/15/22 (e)(l)	60	19
sequential payer Series 2007-C1:
Class A1, 5.227% 2/15/40	6	6
Class A2, 5.268% 2/15/40	1,760	1,807
Series 2007-C1:
Class ASP, 0.4174% 2/15/40 (l)(o)	1,470	19
Class B, 5.487% 2/15/40 (e)(l)	115	12
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	42	42
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	27	26
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1: - continued
Class G, 6.936% 3/15/33 (e)	$ 49	$ 45
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	382
Series 2001-1 Class X1, 1.0456% 5/15/33 (e)(l)(o)	769	8
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	21	11
Series 2007-C1 Class XP, 0.2074% 12/10/49 (l)(o)	903	6
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.6812% 5/10/43 (l)(o)	343	4
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4191% 11/5/21 (e)(l)	28	15
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	48	48
Series 2007-GG11:
Class A1, 5.358% 12/10/49	46	47
Class A2, 5.597% 12/10/49	150	153
Series 2007-GG9:
Class A1, 5.233% 3/10/39	3	3
Class A4, 5.444% 3/10/39	218	207
Series 2005-GG3 Class XP, 0.6669% 8/10/42 (e)(l)(o)	1,442	21
Series 2006-GG7:
Class A3, 5.883% 7/10/38 (l)	198	200
Class A4, 5.883% 7/10/38 (l)	350	347
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(o)	1,840	20
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4684% 6/6/20 (e)(l)	4	3
Class D, 0.5084% 6/6/20 (e)(l)	18	10
Class E, 0.5984% 6/6/20 (e)(l)	21	12
Class F, 0.6684% 6/6/20 (e)(l)	38	21
Series 2007-EOP:
Class C, 0.5484% 3/6/20 (e)(l)	44	37
Class D, 0.5984% 3/6/20 (e)(l)	117	98
Class F, 0.7084% 3/6/20 (e)(l)	4	3
Class G, 0.7484% 3/6/20 (e)(l)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	23	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.6808% 7/10/39 (e)(l)(o)	$ 1,472	$ 23
Series 2006-GG6 Class A2, 5.506% 4/10/38	440	449
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	113	116
Series 2007-GG10:
Class A1, 5.69% 8/10/45	13	14
Class A2, 5.778% 8/10/45	36	37
Class A4, 5.8051% 8/10/45 (l)	576	513
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4019% 11/15/18 (e)(l)	63	39
Class C, 0.4419% 11/15/18 (e)(l)	44	25
Class D, 0.4619% 11/15/18 (e)(l)	13	7
Class E, 0.5119% 11/15/18 (e)(l)	19	9
Class F, 0.5619% 11/15/18 (e)(l)	28	13
Class G, 0.5919% 11/15/18 (e)(l)	24	11
Class H, 0.7319% 11/15/18 (e)(l)	19	7
sequential payer:
Series 2006-CB14 Class A3B, 5.4883% 12/12/44 (l)	223	227
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	113	116
Series 2006-CB17 Class A4, 5.429% 12/12/43	58	58
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	48
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	36	37
Series 2007-CB19 Class A4, 5.746% 2/12/49 (l)	263	250
Series 2007-LD11 Class A2, 5.8031% 6/15/49 (l)	211	220
Series 2007-LDP10 Class A1, 5.122% 1/15/49	6	6
Series 2007-LDPX Class A3, 5.412% 1/15/49	206	188
Series 2004-LDP4 Class D, 5.1239% 10/15/42 (l)	68	37
Series 2005-CB13 Class E, 5.3496% 1/12/43 (e)(l)	38	11
Series 2005-LDP3 Class A3, 4.959% 8/15/42	480	489
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	22
Series 2007-CB19:
Class B, 5.746% 2/12/49 (l)	6	2
Class C, 5.746% 2/12/49 (l)	17	5
Class D, 5.746% 2/12/49 (l)	18	5
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	14	2
Class CS, 5.466% 1/15/49 (l)	6	1
Class ES, 5.5453% 1/15/49 (e)(l)	39	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	$ 31	$ 31
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	34	35
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	14	15
Series 2001-C3 Class A1, 6.058% 6/15/20	3	3
Series 2006-C1:
Class A2, 5.084% 2/15/31	36	37
Class A4, 5.156% 2/15/31	29	30
Series 2006-C3 Class A1, 5.478% 3/15/39	4	4
Series 2006-C6:
Class A1, 5.23% 9/15/39	10	10
Class A2, 5.262% 9/15/39 (l)	131	135
Series 2006-C7:
Class A1, 5.279% 11/15/38	64	66
Class A2, 5.3% 11/15/38	83	85
Class A3, 5.347% 11/15/38	56	56
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	5	6
Class A4, 5.424% 2/15/40	210	194
Series 2007-C2:
Class A1, 5.226% 2/15/40	4	5
Class A3, 5.43% 2/15/40	146	136
Series 2000-C5 Class E, 7.29% 12/15/32	5	5
Series 2001-C3 Class B, 6.512% 6/15/36	145	148
Series 2001-C7 Class D, 6.514% 11/15/33	83	81
Series 2003-C3 Class XCP, 1.0385% 3/11/37 (e)(l)(o)	315	1
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	10	10
Series 2005-C3 Class XCP, 0.7257% 7/15/40 (l)(o)	253	4
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(o)	426	8
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	165	44
Class D, 5.563% 2/15/40 (l)	30	7
Class E, 5.582% 2/15/40 (l)	15	3
Class XCP, 0.4741% 2/15/40 (l)(o)	171	2
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	94	87
Series 2007-C7:
Class A3, 5.866% 9/15/45	245	233
Class XCP, 0.2983% 9/15/45 (l)(o)	6,036	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	$ 21	$ 21
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	114	100
Class C, 4.13% 11/20/37 (e)	324	269
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4619% 9/15/21 (e)(l)	24	18
Class E, 0.5219% 9/15/21 (e)(l)	86	60
Class F, 0.5719% 9/15/21 (e)(l)	52	31
Class G, 0.5919% 9/15/21 (e)(l)	102	45
Class H, 0.6319% 9/15/21 (e)(l)	26	9
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	141
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	15	15
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (l)	123	125
Series 2005-LC1 Class F, 5.3781% 1/12/44 (e)(l)	65	20
Series 2006-C1 Class A2, 5.6114% 5/12/39 (l)	106	109
Series 2007-C1 Class A4, 5.8284% 6/12/50 (l)	284	262
Series 2008-C1 Class A4, 5.69% 2/12/51	160	147
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3531% 12/12/49 (l)	35	33
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	80	82
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	64	65
Series 2007-5:
Class A1, 4.275% 8/12/48	5	5
Class A3, 5.364% 8/12/48	499	488
Class A4, 5.378% 8/12/48	3	2
Class B, 5.479% 2/12/17	225	15
Series 2007-6:
Class A1, 5.175% 3/12/51	5	5
Class A4, 5.485% 3/12/51 (l)	550	466
Series 2007-7 Class A4, 5.747% 6/12/50 (l)	263	231
Series 2007-8 Class A1, 4.622% 8/12/49	11	11
Series 2006-2 Class A4, 5.9102% 6/12/46 (l)	46	48
Series 2006-4 Class XP, 0.6256% 12/12/49 (l)(o)	1,291	26
Series 2007-6 Class B, 5.635% 3/12/51 (l)	75	20
Series 2007-7 Class B, 5.75% 6/12/50	7	1
Series 2007-8 Class A3, 5.9573% 8/12/49 (l)	65	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.689% 8/15/19 (e)(l)	$ 2	$ 1
Series 2006-XLF:
Class C, 1.429% 7/15/19 (e)(l)	37	5
Class F, 0.549% 7/15/19 (e)(l)	72	52
Class G, 0.589% 7/15/19 (e)(l)	41	23
Series 2007-XCLA Class A1, 0.4319% 7/17/17 (e)(l)	119	47
Series 2007-XLCA Class B, 0.7288% 7/17/17 (e)(l)	89	2
Series 2007-XLFA:
Class C, 0.389% 10/15/20 (e)(l)	43	15
Class D, 0.419% 10/15/20 (e)(l)	30	8
Class E, 0.479% 10/15/20 (e)(l)	38	6
Class F, 0.529% 10/15/20 (e)(l)	23	2
Class G, 0.4719% 10/15/20 (e)(l)	28	2
Class H, 0.659% 10/15/20 (e)(l)	18	1
Class J, 0.809% 10/15/20 (e)(l)	20	1
Class MHRO, 0.9219% 10/15/20 (e)(l)	18	2
Class MJPM, 1.2319% 10/15/20 (e)(l)	6	1
Class MSTR, 0.9319% 10/15/20 (e)(l)	11	2
Class NHRO, 1.119% 10/15/20 (e)(l)	27	3
Class NSTR, 1.079% 10/15/20 (e)(l)	9	1
sequential payer:
Series 2003-IQ5 Class X2, 0.8736% 4/15/38 (e)(l)(o)	231	3
Series 2004-HQ3 Class A2, 4.05% 1/13/41	20	21
Series 2005-IQ9 Class A3, 4.54% 7/15/56	111	111
Series 2006-HQ10 Class A1, 5.131% 11/12/41	20	20
Series 2006-T23 Class A1, 5.682% 8/12/41	56	57
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	10	10
Class A31, 5.439% 2/12/44 (l)	38	38
Series 2007-IQ13 Class A1, 5.05% 3/15/44	11	11
Series 2007-IQ14 Class A1, 5.38% 4/15/49	24	25
Series 2007-T25 Class A2, 5.507% 11/12/49	74	77
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(l)(o)	485	5
Series 2005-IQ9 Class X2, 1.0371% 7/15/56 (e)(l)(o)	882	17
Series 2006-HQ8 Class A3, 5.4382% 3/12/44 (l)	116	119
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	111	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A3, 5.7351% 10/15/42 (l)	$ 124	$ 130
Class A4, 5.7711% 10/15/42 (l)	23	24
Series 2006-IQ12 Class B, 5.468% 12/15/43	75	29
Series 2006-T23 Class A3, 5.8074% 8/12/41 (l)	38	40
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	136	48
Series 2007-HQ12:
Class A2, 5.6315% 4/12/49 (l)	535	541
Series A1, 5.519% 4/12/49 (l)	17	18
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	113	100
Class B, 5.7311% 4/15/49 (l)	18	6
Series 2007-XLC1:
Class C, 0.829% 7/17/17 (e)(l)	121	6
Class D, 0.929% 7/17/17 (e)(l)	57	3
Class E, 1.029% 7/17/17 (e)(l)	47	2
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	1	1
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	474	410
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	111	112
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	10	10
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	64	66
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4319% 1/15/18 (e)(l)	58	58
Series 2006-WL7A:
Class E, 0.5131% 9/15/21 (e)(l)	78	37
Class F, 0.5731% 8/11/18 (e)(l)	85	36
Class G, 0.5931% 8/11/18 (e)(l)	80	33
Class J, 0.8331% 8/11/18 (e)(l)	18	5
Series 2007-WHL8:
Class AP1, 0.9319% 6/15/20 (e)(l)	5	2
Class AP2, 1.0319% 6/15/20 (e)(l)	9	3
Class F, 0.7119% 6/15/20 (e)(l)	168	30
Class LXR1, 0.9319% 6/15/20 (e)(l)	9	4
Class LXR2, 1.0319% 6/15/20 (e)(l)	115	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 23	$ 23
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	128	130
Series 2003-C8 Class A3, 4.445% 11/15/35	327	330
Series 2006-C27 Class A2, 5.624% 7/15/45	67	69
Series 2006-C29 Class A3, 5.313% 11/15/48	199	203
Series 2007-C30:
Class A1, 5.031% 12/15/43	9	9
Class A3, 5.246% 12/15/43	64	63
Class A4, 5.305% 12/15/43	377	355
Class A5, 5.342% 12/15/43	80	67
Series 2007-C31:
Class A1, 5.14% 4/15/47	5	5
Class A4, 5.509% 4/15/47	170	145
Series 2007-C32:
Class A2, 5.7353% 6/15/49 (l)	230	238
Class A3, 5.7403% 6/15/49 (l)	127	113
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(l)	36	27
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (e)(l)	58	49
Class 180B, 5.5782% 10/15/41 (e)(l)	26	21
Series 2005-C19 Class B, 4.892% 5/15/44	75	44
Series 2005-C22:
Class B, 5.3602% 12/15/44 (l)	166	78
Class F, 5.3602% 12/15/44 (e)(l)	125	28
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	350	347
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	75	16
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	225	49
Class D, 5.513% 12/15/43 (l)	120	21
Class XP, 0.434% 12/15/43 (e)(l)(o)	892	13
Series 2007-C31 Class C, 5.6929% 4/15/47 (l)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	2,000	2,067
Series 2007-C32:
Class D, 5.7403% 6/15/49 (l)	56	10
Class E, 5.7403% 6/15/49 (l)	89	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
Series 2007-C32:
sequential payer Series 2007-C33 Class A5, 5.9013% 2/15/51 (l)	$ 50	$ 42
Series 2007-C33 Class B, 5.9013% 2/15/51 (l)	126	35
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,811)		28,176
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	240	235
7.55% 4/1/39	360	352
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	260	265
TOTAL MUNICIPAL SECURITIES (Cost $867)		852
Fixed-Income Funds - 11.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	146,286	15,471
Fidelity High Income Central Fund 2 (m)	194,877	20,150
Fidelity Mortgage Backed Securities Central Fund (m)	787,623	81,346
TOTAL FIXED-INCOME FUNDS (Cost $113,301)		116,967
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.16% (n)	41,745,053	41,745
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(n)	462,750	463
TOTAL MONEY MARKET FUNDS (Cost $42,208)		42,208
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $65)	$ 65	$ 65
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $945,068)		1,017,185
NET OTHER ASSETS - (2.4)%		(23,369)
NET ASSETS - 100%		$ 993,816
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
135 CME E-mini S&P 500 Index Contracts	March 2010	$ 7,448	$ 92

The face value of futures purchased as a percentage of net assets - 0.7%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $69,000) (k)

	Sept. 2037	$ 254	$ (244)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $47,000) (k)	Sept. 2037	170	(163)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (j)

	Feb. 2034	$ 1	$ (1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (j)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 504	$ (485)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	16
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	174
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	5,000	454
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	702
TOTAL INTEREST RATE SWAPS		$ 18,000	$ 1,346
		$ 18,504	$ 861
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,433,000 or 2.2% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,826,000 or 0.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $700,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's® Investors Service, Inc. Where Moody's ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $987,000 or 0.1% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
East West Bancorp, Inc.	11/6/09	$ 198
East West Bancorp, Inc. Series C	11/6/09	$ 377
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$65,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 29
Banc of America Securities LLC	5
Bank of America, NA	11
Citigroup Global Markets, Inc.	2
Credit Suisse Securities (USA) LLC	3
J.P. Morgan Securities, Inc.	4
Mizuho Securities USA, Inc.	4
RBC Capital Markets Corp.	4
RBS Securities, Inc.	3
$ 65
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Corporate Bond 1-10 Year Central Fund	517
Fidelity High Income Central Fund 2	797
Fidelity Mortgage Backed Securities Central Fund	1,633
Fidelity Securities Lending Cash Central Fund	10
Total	$ 2,996
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 24,590	$ -	$ 10,000	$ 15,471	0.6%
Fidelity High Income Central Fund 2	19,042	5,847	6,499	20,150	4.0%
Fidelity Mortgage Backed Securities Central Fund	78,650	1,633	-	81,346	1.0%
Total	$ 122,282	$ 7,480	$ 16,499	$ 116,967
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,352	$ 56,352	$ -	$ -
Consumer Staples	67,063	67,063	-	-
Energy	64,307	62,905	591	811
Financials	93,415	91,254	2,161	-
Health Care	70,667	70,667	-	-
Industrials	60,659	60,659	-	-
Information Technology	108,270	108,270	-	-
Materials	19,811	19,811	-	-
Telecommunication Services	17,648	17,648	-	-
Utilities	20,495	20,495	-	-
Corporate Bonds	77,510	-	77,510	-
U.S. Government and Government Agency Obligations	122,214	-	122,214	-
U.S. Government Agency - Mortgage Securities	37,469	-	37,469	-
Asset-Backed Securities	8,522	-	7,921	601
Collateralized Mortgage Obligations	4,515	-	4,241	274
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 28,176	$ -	$ 26,498	$ 1,678
Municipal Securities	852	-	852	-
Fixed-Income Funds	116,967	116,967	-	-
Money Market Funds	42,208	42,208	-	-
Cash Equivalents	65	-	65	-
Total Investments in Securities:	$ 1,017,185	$ 734,299	$ 279,522	$ 3,364
Derivative Instruments:
Assets
Futures Contracts	$ 92	$ 92	$ -	$ -
Swap Agreements	1,346	-	1,346	-
Total Assets	$ 1,438	$ 92	$ 1,346	$ -
Liabilities
Swap Agreements	$ (485)	$ -	$ -	$ (485)
Total Derivative Instruments:	$ 953	$ 92	$ 1,346	$ (485)
Other Financial Instruments:
Forward Commitments	$ 27	$ -	$ 27	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,016
Total Realized Gain (Loss)	62
Total Unrealized Gain (Loss)	906
Cost of Purchases	8
Proceeds of Sales	(356)
Amortization/Accretion	94
Transfers in/out of Level 3	(1,366)
Ending Balance	$ 3,364
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 369
(Amounts in thousands)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	72
Transfers in/out of Level 3	(479)
Ending Balance	$ (485)
Realized gain (loss) on Swap Agreements for the period	$ 47
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at February 28, 2010	$ 71

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amount in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (485)
Equity Risk
Futures Contracts (a)	92	-
Interest Rate Risk
Swap Agreements (b)	1,346	-
Total Value of Derivatives	$ 1,438	$ (485)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations†	26.0%
AAA,AA,A	7.8%
BBB	5.0%
BB	0.9%
B	1.4%
CCC,CC,C	0.4%
D	0.0%*
Not Rated	0.0%*
Equities	58.9%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

† Includes FDIC Guaranteed Corporate Securities
* Amount represents less than 0.1%.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.8%
United Kingdom	1.9%
Canada	1.2%
Netherlands	1.1%
Others (individually less than 1%)	6.0%
100.0%
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $111,226,000 all of which will expire on August 31, 2017.
The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $86,385,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $454 and repurchase agreements of $65) - See accompanying schedule: Unaffiliated issuers (cost $789,559)	$ 858,010
Fidelity Central Funds (cost $155,509)	159,175
Total Investments (cost $945,068)		$ 1,017,185
Commitment to sell securities on a delayed delivery basis	(12,674)
Receivable for securities sold on a delayed delivery basis	12,701	27
Receivable for investments sold, regular delivery		11,402
Receivable for fund shares sold		618
Dividends receivable		1,162
Interest receivable		2,181
Distributions receivable from Fidelity Central Funds		67
Receivable for daily variation on futures contracts		7
Unrealized appreciation on swap agreements		1,346
Prepaid expenses		3
Other receivables		162
Total assets		1,034,160

Liabilities
Payable to custodian bank	$ 91
Payable for investments purchased Regular delivery	12,481
Delayed delivery	24,348
Payable for swap agreements	4
Payable for fund shares redeemed	1,005
Unrealized depreciation on swap agreements	485
Accrued management fee	334
Distribution fees payable	388
Other affiliated payables	232
Other payables and accrued expenses	513
Collateral on securities loaned, at value	463
Total liabilities		40,344

Net Assets		$ 993,816
Net Assets consist of:
Paid in capital		$ 1,112,503
Undistributed net investment income		3,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(194,662)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,761
Net Assets		$ 993,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($231,366 ÷ 17,296 shares)	$ 13.38

Maximum offering price per share (100/94.25 of $13.38)	$ 14.20
Class T: Net Asset Value and redemption price per share ($642,064 ÷ 47,622 shares)	$ 13.48

Maximum offering price per share (100/96.50 of $13.48)	$ 13.97
Class B: Net Asset Value and offering price per share ($27,861 ÷ 2,087 shares)A	$ 13.35

Class C: Net Asset Value and offering price per share ($64,432 ÷ 4,837 shares)A	$ 13.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($28,093 ÷ 2,070 shares)	$ 13.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 4,598
Interest		5,993
Income from Fidelity Central Funds		2,996
Total income		13,587

Expenses
Management fee	$ 2,018
Transfer agent fees	1,199
Distribution fees	2,354
Accounting and security lending fees	209
Custodian fees and expenses	133
Independent trustees' compensation	3
Registration fees	50
Audit	75
Legal	6
Miscellaneous	8
Total expenses before reductions	6,055
Expense reductions	(76)	5,979
Net investment income (loss)		7,608
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,747
Fidelity Central Funds	216
Foreign currency transactions	(23)
Futures contracts	522
Swap agreements	382
Total net realized gain (loss)		25,844
Change in net unrealized appreciation (depreciation) on: Investment securities	34,404
Futures contracts	(24)
Swap agreements	(115)
Delayed delivery commitments	31
Total change in net unrealized appreciation (depreciation)		34,296
Net gain (loss)		60,140
Net increase (decrease) in net assets resulting from operations		$ 67,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,608	$ 17,649
Net realized gain (loss)	25,844	(216,045)
Change in net unrealized appreciation (depreciation)	34,296	44,108
Net increase (decrease) in net assets resulting from operations	67,748	(154,288)
Distributions to shareholders from net investment income	(8,338)	(14,423)
Distributions to shareholders from net realized gain	(1,114)	(4,006)
Total distributions	(9,452)	(18,429)
Share transactions - net increase (decrease)	(12,482)	(81,218)
Total increase (decrease) in net assets	45,814	(253,935)

Net Assets
Beginning of period	948,002	1,201,937
End of period (including undistributed net investment income of $3,214 and undistributed net investment income of $3,944, respectively)	$ 993,816	$ 948,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04	$ 15.44
Income from Investment Operations
Net investment income (loss) E	.12	.25	.29	.32	.21	.33	.37 H
Net realized and unrealized gain (loss)	.79	(1.93)	(1.42)	1.84	.84	.58	.59
Total from investment operations	.91	(1.68)	(1.13)	2.16	1.05	.91	.96
Distributions from net investment income	(.13)	(.21)	(.36)	(.34)	(.22)	(.39)	(.36)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.14) N	(.26)	(1.69)	(1.19)	(1.21) M	(.39)	(.36)
Net asset value, end of period	$ 13.38	$ 12.61	$ 14.55	$ 17.37	$ 16.40	$ 16.56	$ 16.04
Total Return B, C, D	7.25%	(11.30)%	(7.52)%	13.55%	6.66%	5.77%	6.28%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01% A	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of fee waivers, if any	1.01% A	1.06%	.98%	.98%	.99% A	1.00%	.98%
Expenses net of all reductions	1.00% A	1.06%	.97%	.97%	.98% A	.96%	.97%
Net investment income (loss)	1.75% A	2.24%	1.82%	1.89%	1.70% A	2.05%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 213	$ 270	$ 266	$ 208	$ 169	$ 149
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share. N Total distributions of $.141 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12	$ 15.50
Income from Investment Operations
Net investment income (loss) E	.10	.23	.25	.28	.18	.29	.33 H
Net realized and unrealized gain (loss)	.81	(1.95)	(1.44)	1.85	.86	.58	.60
Total from investment operations	.91	(1.72)	(1.19)	2.13	1.04	.87	.93
Distributions from net investment income	(.11)	(.19)	(.31)	(.29)	(.18)	(.35)	(.31)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.13) M	(.24)	(1.64)	(1.14)	(1.18)	(.35)	(.31)
Net asset value, end of period	$ 13.48	$ 12.70	$ 14.66	$ 17.49	$ 16.50	$ 16.64	$ 16.12
Total Return B, C, D	7.16%	(11.54)%	(7.77)%	13.32%	6.53%	5.47%	6.05%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24% A	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of fee waivers, if any	1.24% A	1.29%	1.20%	1.20%	1.22% A	1.24%	1.24%
Expenses net of all reductions	1.22% A	1.29%	1.20%	1.20%	1.21% A	1.21%	1.23%
Net investment income (loss)	1.53% A	2.01%	1.59%	1.66%	1.47% A	1.81%	2.08%
Supplemental Data
Net assets, end of period (in millions)	$ 642	$ 621	$ 778	$ 948	$ 949	$ 1,038	$ 1,278
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $.126 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98	$ 15.38
Income from Investment Operations
Net investment income (loss) E	.06	.16	.16	.18	.10	.19	.24 H
Net realized and unrealized gain (loss)	.80	(1.92)	(1.43)	1.82	.85	.59	.59
Total from investment operations	.86	(1.76)	(1.27)	2.00	.95	.78	.83
Distributions from net investment income	(.07)	(.13)	(.21)	(.18)	(.11)	(.26)	(.23)
Distributions from net realized gain	(.02)	(.04)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.09) N	(.17)	(1.54)	(1.03)	(1.10) M	(.26)	(.23)
Net asset value, end of period	$ 13.35	$ 12.58	$ 14.51	$ 17.32	$ 16.35	$ 16.50	$ 15.98
Total Return B, C, D	6.83%	(11.98)%	(8.31)%	12.59%	6.03%	4.92%	5.43%
Ratios to Average Net Assets F, J
Expenses before reductions	1.86% A	1.83%	1.79%	1.80%	1.84% A	1.85%	1.84%
Expenses net of fee waivers, if any	1.85% A	1.83%	1.79%	1.80%	1.84% A	1.83%	1.80%
Expenses net of all reductions	1.84% A	1.83%	1.78%	1.80%	1.83% A	1.80%	1.80%
Net investment income (loss)	.91% A	1.47%	1.00%	1.06%	.85% A	1.21%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 29	$ 45	$ 64	$ 79	$ 99	$ 122
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share. N Total distributions of $.087 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 I	2005 K	2004 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98	$ 15.37
Income from Investment Operations
Net investment income (loss) E	.07	.17	.16	.19	.11	.20	.24 H
Net realized and unrealized gain (loss)	.79	(1.93)	(1.41)	1.82	.84	.58	.60
Total from investment operations	.86	(1.76)	(1.25)	2.01	.95	.78	.84
Distributions from net investment income	(.08)	(.13)	(.23)	(.20)	(.12)	(.26)	(.23)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.09) N	(.18)	(1.56)	(1.05)	(1.11) M	(.26)	(.23)
Net asset value, end of period	$ 13.32	$ 12.55	$ 14.49	$ 17.30	$ 16.34	$ 16.50	$ 15.98
Total Return B, C, D	6.88%	(12.02)%	(8.22)%	12.66%	6.04%	4.94%	5.50%
Ratios to Average Net Assets F, J
Expenses before reductions	1.77% A	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of fee waivers, if any	1.77% A	1.82%	1.74%	1.75%	1.78% A	1.81%	1.80%
Expenses net of all reductions	1.76% A	1.81%	1.74%	1.74%	1.77% A	1.77%	1.80%
Net investment income (loss)	.99% A	1.48%	1.05%	1.11%	.91% A	1.24%	1.52%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 61	$ 79	$ 82	$ 73	$ 73	$ 79
Portfolio turnover rate G	123% A	215% L	103% L	88% L	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. M Total distributions of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share. N Total distributions of $.092 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2005 J	2004 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21	$ 15.59
Income from Investment Operations
Net investment income (loss) D	.14	.28	.33	.38	.25	.37	.41 G
Net realized and unrealized gain (loss)	.80	(1.95)	(1.44)	1.86	.85	.59	.60
Total from investment operations	.94	(1.67)	(1.11)	2.24	1.10	.96	1.01
Distributions from net investment income	(.14)	(.25)	(.40)	(.39)	(.24)	(.43)	(.39)
Distributions from net realized gain	(.02)	(.05)	(1.33)	(.85)	(1.00)	-	-
Total distributions	(.16) L	(.30)	(1.73)	(1.24)	(1.24)	(.43)	(.39)
Net asset value, end of period	$ 13.57	$ 12.79	$ 14.76	$ 17.60	$ 16.60	$ 16.74	$ 16.21
Total Return B, C	7.38%	(11.07)%	(7.29)%	13.92%	6.89%	6.04%	6.55%
Ratios to Average Net Assets E, I
Expenses before reductions	.74% A	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of fee waivers, if any	.74% A	.79%	.71%	.68%	.69% A	.75%	.74%
Expenses net of all reductions	.72% A	.78%	.70%	.67%	.67% A	.71%	.73%
Net investment income (loss)	2.03% A	2.51%	2.09%	2.18%	2.00% A	2.30%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 24	$ 29	$ 32	$ 17	$ 20	$ 28
Portfolio turnover rate F	123% A	215% K	103% K	88% K	59% A	145%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the nine month period ended August 31. The Fund changed its fiscal year from November 30 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds. L Total distributions of $.159 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans and Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. Investments in open-end mutual funds, including the Fidelity Fixed-Income and Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, certain foreign taxes, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, passive foreign investment companies (PFIC), foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 85,881
Gross unrealized depreciation	(26,565)
Net unrealized appreciation (depreciation)	$ 59,316

Tax cost	$ 957,869

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rate.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are

Semiannual Report

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the

Semiannual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $504 representing 0.05% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(485). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $504, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (47)	$ 54
Equity Risk
Futures Contracts	522	(24)
Interest Rate Risk
Swap Agreements	429	(169)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 904	$ (139)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $522 for futures contracts and $382 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(24) for futures contracts and $(115) for swap agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $424,828 and $452,072, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 283	$ 10
Class T	.25%	.25%	1,608	23
Class B	.75%	.25%	145	109
Class C	.75%	.25%	318	30
			$ 2,354	$ 172

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	11
Class B*	26
Class C*	2
$ 64

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 288.25
Class T	745.23
Class B	51.35
Class C	85.27
Institutional Class	30.23
	$ 1,199

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $10.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	1.85%	$ 1

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $75 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2010	Year ended August 31, 2009
From net investment income
Class A	$ 2,164	$ 3,606
Class T	5,366	9,305
Class B	159	315
Class C	372	637
Institutional Class	277	560
Total	$ 8,338	$ 14,423
From net realized gain
Class A	$ 257	$ 906
Class T	723	2,584
Class B	32	131
Class C	73	254
Institutional Class	29	131
Total	$ 1,114	$ 4,006

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class A
Shares sold	2,008	4,151	$ 26,478	$ 46,493
Reinvestment of distributions	177	384	2,318	4,306
Shares redeemed	(1,794)	(6,227)	(23,792)	(69,917)
Net increase (decrease)	391	(1,692)	$ 5,004	$ (19,118)
Class T
Shares sold	5,350	10,723	$ 71,353	$ 119,671
Reinvestment of distributions	442	1,006	5,827	11,362
Shares redeemed	(7,072)	(15,922)	(94,396)	(179,021)
Net increase (decrease)	(1,280)	(4,193)	$ (17,216)	$ (47,988)
Class B
Shares sold	153	414	$ 2,019	$ 4,634
Reinvestment of distributions	14	37	177	409
Shares redeemed	(365)	(1,250)	(4,824)	(13,847)
Net increase (decrease)	(198)	(799)	$ (2,628)	$ (8,804)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2010	Year ended August 31, 2009	Six months ended February 28, 2010	Year ended August 31, 2009
Class C
Shares sold	472	1,109	$ 6,197	$ 12,303
Reinvestment of distributions	30	69	393	770
Shares redeemed	(488)	(1,832)	(6,421)	(19,970)
Net increase (decrease)	14	(654)	$ 169	$ (6,897)
Institutional Class
Shares sold	299	1,275	$ 4,011	$ 15,673
Reinvestment of distributions	22	58	295	661
Shares redeemed	(158)	(1,395)	(2,117)	(14,745)
Net increase (decrease)	163	(62)	$ 2,189	$ 1,589

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-USAN-0410
1.786778.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2010